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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05550

The Alger American Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue New York, New York			10003
(Address of principal executive offices)			(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

ITEM 1.  Reports to Stockholders.

Alger American Capital Appreciation Portfolio | Alger American LargeCap Growth Portfolio | Alger American MidCap Growth Portfolio | Alger American SMidCap Growth Portfolio | Alger American SmallCap Growth Portfolio | Alger American Income and Growth Portfolio | Alger American Balanced Portfolio |

THE ALGER AMERICAN FUND

A pooled funding vehicle for:

•                  variable annuity contracts

•                  variable life insurance policies

•                  qualified pension plans

•                  qualified retirement plans

SEMI-ANNUAL REPORT

June 30, 2009

(Unaudited)

Table of Contents

THE ALGER AMERICAN FUND

Letter to Our Shareholders	1

Portfolio Highlights	6

Portfolio Summary	13

Schedules of Investments	14

Statements of Assets and Liabilities	48

Statements of Operations	49

Statements of Changes in Net Assets	50

Financial Highlights	52

Notes to Financial Statements	60

Additional Information	68

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Dear Shareholders,	July 24, 2009

We can look at the last six months as the melting away of an illusion; as a time when reality has come painfully back into play. Many philosophers built vast realms of study on the idea that misguided reason can twist reality into something that perhaps suits us in the moment but ultimately only serves to keep us in an illusory state—and, in our current case, wreak havoc on our economy and our confidence.

The housing and credit crises and ensuing financial breakdown began with an illusion based on flawed ideas held by many financial lenders and insurers: the latent belief that growth in the housing market would continue unhampered on its upward trajectory. Underlying the assumption of unimpeded growth was the idea that financial derivatives could not only provide the increase in debt necessary to support the financial system but also manage the associated risk. In the mid-2000s, the illusion grew as more and more lenders extended more and more credit to “subprime” borrowers who, if their circumstances declined, were less and less likely to be able to pay the loans back. Although the practice was based on a belief that growth would continue, experience has shown again and again that the upward trend of growth over time is much more jagged than we like to recall.

When the illusion disintegrated, not only did the borrowers suffer from foreclosures, but the resulting housing crisis created a massive ripple effect that crippled the U.S.’s major financial firms. Along with the weakening of the financial sector, so went credit availability, consumer spending, jobs, and, ultimately, consumer confidence. By the fourth quarter of 2008, the scale of the crisis had ceased to be solely “subprime”—it had gone global. Through the first quarter and into the second of 2009, the volatility continued with the Dow Jones Industrial Average(i) climbing as high as 9,034 points and falling as low as 6,547 points.

Toward the end of the first quarter and into the second quarter of this calendar year, economic indicators were struggling to recover, but did much better in the latter half of the second quarter. Retail sales fell 1.3% in March and a further 0.4% in April—a larger dip than expected — but increased 0.6% in June. The Consumer Price Index declined 0.7% on an annual basis in April, only the second year-over-year decline in nearly 54 years following March’s 0.4% drop(ii) but rose 0.7% in June up from a 0.1% increase in May. Industrial production decreased 1.2% in May after having fallen 0.5% in April and 1.7% in March(iii) but improved in June falling 0.4%. And GDP for the first quarter of 2009 decreased 6.1% compared to the fourth quarter of 2008, which experienced a decline of 6.3%.

Europe did not fare much better. European GDP fell 2.5% in the first quarter of 2009 versus the last quarter of 2008, which experienced a decline of 1.5%—the figures were for both the 16-country euro currency zone and the broader 27-country European Union bloc(iv). China is anticipated to fare less poorly, and although its export growth is expected to slow, the country is taking measures to focus on innovation rather than outright cost-efficiency.

Emerging from the Darkness

Plato famously dealt with illusion in what came to be called Plato’s Cave. He described people in a cave whose notion of reality was entirely comprised of shadows projected on a wall. Similarly, one could say that we were in such a cave, deceived by the shadows of easy credit, with no real idea of the hows or whys of what we were seeing.

Now, however, we are beginning to see clearly where things unraveled. Actions are being taken by the Obama administration as well as the housing, financial, and automotive industries to stave off a repetition of the disaster; whether or not those actions will succeed remains to be seen.

What we do know is that, as of the date of this writing, some light has begun to shine in growth investing. In the first quarter, growth funds beat their value rivals by the largest margin in nine years, with the Russell 3000 Growth Index(v) returning -4.54% while the Russell 3000 Value Index returned -16.77%(vi). As of June 30th, mid-cap growth funds were up 12.32%, small-cap growth funds were up 10.58%, and large-cap growth funds were up 10.48%, according to investment researcher Morningstar Inc.(vii)—a sign that investors are beginning to shed their aversion to risk and test the market.

Then and Now

Much has been made of the similarities between the current downturn and the Great Depression. During the “Roaring Twenties,” people were busy buying automobiles and appliances on credit and eagerly speculating in the stock market, feeding the illusion that the good times would continue to roll.

Then, like now, thought—in terms of easy credit and unimpeded growth—was divorced from reality. Back then, however, government policy either declined to intervene or, worse, intervened in ways that exacerbated rather than alleviated the financial crisis, thus allowing the devastation to spread across the U.S. economy. Things today move much more quickly. The current economy has turned downward faster in a shorter period of time than in any prior period, including the Depression. Fortunately, our government has responded with alacrity and, in a broad sense, moved in the right direction both by injecting massive amounts of liquidity into the financial system and by proactively assuring consumers of the safety of their savings and deposit accounts. As a result, we are likely to emerge faster from this crisis, and certainly much faster than in the 1930s. Government cannot be the only driver of recovery. Today, the depth and breadth of investors in markets across the globe is much stronger than ever before, and their actions will likely speed and strengthen the shape of recovery in both equity and debt markets.

As we have noted in our Alger Market Commentaries (see www.alger.com), companies were quick to respond to the downturn in the second half of 2008 by moving rapidly to cut expenses. At the end of the first quarter of 2009, as we tracked the corporate earnings results of the companies we follow, we discovered a pattern: despite the rapidity of the economic downturn, we saw companies reporting free cash flow of both absolute strength and relative resilience. As we suspected, the continued stabilization of the U.S. economy and company fundamentals supported the market’s rally from March lows.

We are already seeing signs of a bottoming in the housing market in the earliest-hit and hardest-hit areas of the U.S. where declines in foreclosures and short sales have begun to occur. Looking at Orange County, California, home prices increased 2.5% in March from February; sales jumped 27.5% in March from February and 47.4% from last year, according to the California Association of Realtors. The county had about four months of inventory as of May, a level not seen since April 2006. Inventory was at eight months a year ago and peaked at 11 months in 2007.

As a lagging indicator, the unemployment rate won’t yield for a while as companies are expected to be slow to add new jobs, but the market can rebound long before the level of employment does. The unemployment rate hit 9.5% in June, the highest rate since 1982, but there are signs of hope as the monthly job loss total for June was down from the 699,000 jobs lost in March and the lowest level in eight months—since October, when the economy shed 380,000 jobs.

The Institute for Supply Management’s manufacturing index, a key measure of manufacturing activity, rose for the sixth straight month in June, suggesting the sector may be stabilizing even though the indicator has been at the contraction level for 15 months in a row. And the Consumer Confidence Index, which had posted a slight increase in March, improved considerably in April and May though it had a slight retreat in June. The Index now stands at 49.3 (1985=100), down from 54.8 in May.

Apart from the Crowd

Looking forward, we are grounded in a more complete picture of reality—for the overall economy and our firm. Danish philosopher Søren Kierkegaard, too, examined illusion in a way, writing that crowds limit and stifle the unique individual. Like any economic bubble, we can, of course, now say in hindsight that the adjoining crises were a result of exactly this kind of crowd mentality. The resulting economic disaster, while painful, has we believe effectively broken up the crowd, razing the illusion and once again opening the investing field up to new and creative opportunities. There is, after all, a stunning amount of cash on the sidelines. The savings rate is up to 6.9%, meaning that there is about $769 billion currently being held in cash. As consumer confidence repairs itself, the sidelined cash will be invested. While we believe that the economy will technically be in recession for most of 2009, negative GDP figures will gradually become less severe.

The stock market, however, is a discounting mechanism; investors look forward toward the potential range of economic, sector, and company-specific outcomes in terms of revenues, margins, profits, and growth to assess the value of equity. At Alger, our investment process includes valuation analysis that considers outcomes that are both highly pessimistic and optimistic. Most of the time, we observe stocks selling within ranges that reflect varying but ultimately balanced views between the divergent possibilities.

Occasionally, however, the crowd mentality of the market overwhelms such rational behavior and investors see something entirely different: equities of companies, even the strongest, suddenly priced to fail. We believe the S&P 500 Index(viii) lows in March reflected such an event and, thus, we are increasingly confident that those lows will mark the bottom. Because we do not expect the economy—and, in particular, investor sentiment about economic recovery and future growth—to recover in a straight line, we think continued market volatility is likely. The inevitable sell-offs in the stock market that will accompany such uncertain economic progress will offer excellent buying opportunities for patient, long-term investors.

During the last six months, we had limited exposure to the hardest-hit areas of the financial sector, and our performance was largely a result of the market’s broad and indiscriminate decline. Even in the best of times investing is a challenge; however, it is during bad times that an investment firm proves its capability to manage through crisis, focus on improving performance, and not only endure but also improve upon its strengths. Alger investment professionals have remained focused and disciplined in executing upon our consistent investment philosophy and process. Now in 2009, our 45th year in the business of investing, we have successfully passed through many shadowy times and found new opportunities amidst economic and generational change.

Kierkegaard once wrote, “The task must be made difficult, for only the difficult inspires the noble-hearted.” We have perhaps encountered the most difficult task our generation will see, and our firm has come out of it more inspired than ever to deliver exceptional investment results for an exceptional group of individuals and institutions: our clients.

Portfolio Matters

Alger American Capital Appreciation Portfolio

Alger American Capital Appreciation Portfolio returned 18.59% for the six months ending June 30, 2009, compared to the Russell 3000 Growth Index return of 11.52%.

During the six month period, the largest sector weightings in the Alger American Capital Appreciation Portfolio were in Information Technology and Health Care. The largest sector overweight for the period was in Financials. The largest sector underweight for the period was in Industrials. Relative outperformance in the Industrials and Health Care sectors were the most important contributors to performance. The only sector that detracted from performance was Telecommunication Services.

Among the most important relative security contributors were Apple Inc., BE Aerospace Inc., Inverness Medical Innovations Inc., Weatherford International Ltd., and Expedia Inc. Conversely, securities detracting from overall results on a relative basis were Nintendo Co. Ltd. (ADS), Satyam Computer Services Ltd. (ADS), Cephalon Inc., Intel Corp., and Kraft Foods Inc.

The Alger American LargeCap Growth Portfolio

The Alger American LargeCap Growth Portfolio returned 15.45% for the six months ended June 30, 2009, compared with a return of 11.53% for the Russell 1000 Growth Index(ix).

During the six month period, the largest sector weightings in the Alger American LargeCap Growth Portfolio were in Information Technology and Consumer Staples. The largest sector overweight for the period was in Consumer Staples. The largest sector underweight for the period was in Industrials. Relative outperformance in the Energy and Financials sectors were the most important contributors to performance. Sectors that detracted from performance included Industrials and Telecommunication Services.

Among the most important relative security contributors were Research In Motion Ltd., Transocean Ltd., Apple Inc., Weatherford International Ltd., and Cognizant Technology Solutions Corp. Conversely, securities detracting from overall results on a relative basis were General Electric Co., Nintendo Co. Ltd. (ADS), International Business Machines Corp., Nokia Corp. (ADR), and JPMorgan Chase & Co.

Alger American MidCap Growth Portfolio

For the six months ended June 30, 2009, the Alger American MidCap Growth Portfolio returned 20.03% compared to the Russell MidCap Growth Index(x), which had a return of 16.61%.

During the six month period, the largest sector weightings in the Alger American MidCap Growth Portfolio were in Information Technology and Consumer Discretionary. The largest sector overweight for the period was in Information Technology. The largest sector underweight for the period was in Industrials. Relative outperformance in the Information Technology and Consumer Discretionary sectors were the most important contributors to performance. Sectors that detracted from performance included Health Care and Materials.

Among the most important relative security contributors were Apple Inc., Expedia Inc., BM&F Bovespa S/A Bolsa de Valores Mercadorias e Futuros, Regal Entertainment Group, and Cognizant Technology Solutions Corp. Conversely, securities detracting from overall results on a relative basis were Satyam Computer Services Ltd. (ADS), Metabolix Inc., Nintendo Co. Ltd. (ADS), Covidien PLC, and JA Solar Holdings Co. Ltd. (ADS).

Alger American SMidCap Growth Portfolio

Prior to May 1, 2009, the Portfolio’s name was Alger American SmallCap and MidCap Growth Portfolio.

The Alger American SMidCap Growth Portfolio returned 17.71% for the six months ended June 30, 2009, compared to the Russell 2500 Growth Index(xi) return of 14.51%.

During the six month period, the largest sector weightings in the Alger American SMidCap Growth Portfolio were in Health Care and Information Technology. The largest sector overweight for the period was in Financials. The largest sector underweight for the period was in Industrials. Relative outperformance in the Information Technology and Industrials sectors were the most important contributors to performance. Sectors that detracted from performance included Health Care and Consumer Staples.

Among the most important relative security contributors were Taleo Corp. (Cl A), Marvell Technology Group Ltd., Monolithic Power Systems Inc., Community Health Systems Inc., and Aeropostale Inc. Conversely, securities detracting from overall results on a relative basis were Gildan Activewear Inc., Satyam Computer Services Ltd. (ADS), Meridian Bioscience Inc., Cubist Pharmaceuticals Inc., and Immucor Inc.

Alger American SmallCap Growth Portfolio

For the six months ending June 30, 2009, the Alger SmallCap Growth Portfolio returned 18.71% compared to the Russell 2000 Growth Index(xii), which returned 11.35%.

During the six month period, the largest sector weightings in the Alger American SmallCap Growth Portfolio were in Information Technology and Health Care sectors. The largest sector overweight for the period was in Information Technology. The largest sector underweight for the period was in Industrials. Relative outperformance in the Information

Technology and Consumer Discretionary sectors were the most important contributors to performance. Sectors that detracted from performance included Financials and Materials.

Among the most important relative security contributors were Taleo Corp. (Cl A), VistaPrint Ltd., SBA Communications Corp., ON Semiconductor Corp., and Pegasystems Inc. Conversely, securities detracting from overall results on a relative basis were Gentiva Health Services Inc., Actuant Corp. (Cl A), First Commonwealth Financial Corp. (Pennsylvania), Esterline Technologies Corp., and WMS Industries Inc.

Alger American Income and Growth Portfolio

The Alger American Income & Growth Portfolio returned 8.62% for the six months ended June 30, 2009, compared to the Russell 1000 Growth Index return of 11.53%.

During the period, the largest sector weightings in the Alger American Income and Growth Portfolio were in Information Technology and Consumer Staples sectors. The largest sector overweight for the period was in Financials. The largest sector underweight for the period was in Information Technology. Relative outperformance in the Consumer Discretionary and Consumer Staples sectors were the most important contributors to performance. Sectors that detracted from performance included Information Technology and Telecommunication Services.

Among the most important relative security contributors were Regal Entertainment Group, Freeport-McMoRan Copper & Gold’s Preferred Convertible, Transocean Ltd., Morgan Stanley, and Seagate Technology Inc. Conversely, securities detracting from overall results on a relative basis were Apple Inc., General Electric Co., Bank of America Corp., Nintendo Co. Ltd. (ADS), and International Business Machines Corp.

Alger American Balanced Portfolio

The Alger American Balanced Portfolio returned 10.68% for the six months ending June 30, 2009, compared to the Russell 1000 Growth Index, which returned 11.53% and the Barclay’s Capital U.S. Gov’t/Credit Bond Index(xiii), which returned 0.55%.

During the six month period, the largest sector weightings in the Alger American Balanced Portfolio were in Information Technology and Health Care. The largest sector overweight for the period was in Financials. The largest sector underweight for the period was in Information Technology. Relative outperformance in the Financials and Consumer Discretionary sectors were the most important contributors to performance. Sectors that detracted from performance included Information Technology and Utilities.

Among the most important relative security contributors were Research In Motion Ltd., Wells Fargo & Co., J. Crew Group Inc., Transocean Ltd., and eBay Inc. Conversely, securities detracting from overall results on a relative basis were QUALCOMM Inc., International Business Machines Corp., Microsoft Corp., United Technologies Corp., and Philip Morris International Inc.

The fixed income portion of the Alger American Balanced Portfolio returned 5.43% for the six months ended June 30, 2009. As of June 30, 2009, 56.1% of the fixed income portion of the Portfolio was in corporate securities, 25.8% in Mortgage/ABS, 14.7% in Treasuries, 3.3% in Agencies, and 0.1% in cash.

Respectfully submitted,

Daniel C. Chung
Chief Investment Officer

(i)

The Dow Jones Industrial Average is an index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. It is frequently used as a general measure of stock market performance.

(ii)	The Consumer Price Index (CPI) is a measure estimating the average price of consumer goods and services purchased by households released by the Labor Department.
(iii)	Industrial Production Index (IPI) is an economic indicator released monthly by the Federal Reserve Board that measures the amount of output from the manufacturing, mining, electric and gas industries.
(iv)	EU statistics office
(v)

The Russell 3000 Growth Index is an unmanaged index designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on the total market capitalization, which represents 98% of the U.S. Equity Market.

(vi)

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

(vii)	Morningstar, Inc. is a Chicago-based investment research firm that compiles and analyzes fund, stock and general market data.

(viii)	Standard & Poor’s 500 Index is an index of the 500 largest and most profitable companies in the United States.
(ix)

The Russell 1000 Growth Index is an unmanaged index designed to measure the performance of the largest 1000 companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(x)

The Russell Midcap Growth Index is an unmanaged index designed to measure the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is a subset of the Russell 3000 Index and is comprised of approximately 1,000 of the largest companies in the U.S. equity markets.

(xi)

The Russell 2500 Growth Index is an unmanaged index designed to measure the performance of the 2,500 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(xii)

The Russell 2000 Growth Index is an unmanaged index designed to measure the performance of the 2000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(xiii)	The Barclay’s Capital U.S. Gov’t/Credit Bond Index (formerly known as Lehman Brothers Gov’t/Credit Index) is designed to track the performance of government and corporate bonds.

Investors cannot invest directly in an index. Index performance does not reflect deductions for fees, expenses, or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless proceeded or accompanied by an effective prospectus for the Fund. Fund performance returns represent the semi-annual period return of Class O shares prior to the deduction of any sales charges. The performance information quoted represents past performance, which is not an indication or guarantee of future results. The investment return and principal value of an investment in a portfolio will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com, or call us at (800) 992-3863.

The views and opinions of the Fund’s management in this report are as of the date of the shareholder letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Any securities mentioned should be considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a portfolio and transactions in such securities, if any, may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a portfolio. Please refer to the Schedule of Investments for each portfolio which is included in this report for a complete list of portfolio holdings as of June 30, 2009. Securities mentioned in the shareholder letter, if not found in the Schedule of Investments, were held by the Fund during the Fund’s semi-annual period.

A Word About Risk

Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources. Portfolios that invest in fixed-income securities, such as the Balanced Portfolio, are subject to the fixed-income securities’ sensitivity to interest rate movements; their market values tend to fall when interest rates rise and to rise when interest rates fall. These portfolios are also subject to the risk of a decline in the value of the portfolio’s securities in the event of an issue’s falling credit rating or actual default. Portfolios that participate in leveraging, such as the Capital Appreciation Portfolio, are subject to the risk that borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, the portfolio’s net asset value can decrease more quickly than if the portfolio had not borrowed. For a more detailed discussion of the risks associated with a Portfolio, please see the Portfolio’s Prospectus.

Before investing, carefully consider the Portfolio’s investment objective, risks, charges, and expenses. The Portfolio’s prospectus contains this and other information about the Portfolio, and may be obtained by asking your financial advisor, calling us at (800) 992-3863, or visiting our website at www.alger.com, or contacting the Portfolio’s distributor, Fred Alger & Company, Incorporated, 111 Fifth Avenue, New York 10003. Member NYSE Euronext, SIPC. Read the prospectus carefully before investing.

NOT FDIC INSURED. NOT BANK GUARANTEED. MAY LOSE VALUE.

ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO

Fund Highlights Through June 30, 2009 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger American Capital Appreciation Class O shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) for the ten years ended June 30, 2009. Figures for the Alger American Capital Appreciation Class O shares and the Russell 3000 Growth Index include reinvestment of dividends. Performance for Alger American Capital Appreciation Class S shares will vary from the results shown above due to differences in expenses that class bears.

PERFORMANCE COMPARISON AS OF 6/30/09

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class O (Inception 1/25/95)	(24.99)%	3.90%	0.24%	11.38%
Russell 3000 Growth Index	(24.53)%	(1.78)%	(3.94)%	5.31%
Class S (Inception 5/1/02)	(25.17)%	3.64%	n/a	3.08%
Russell 3000 Growth Index	(24.53)%	(1.78)%	n/a	(0.19)%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. Investment return and principal will fluctuate and the Portfolio’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower. Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER AMERICAN LARGECAP GROWTH PORTFOLIO

Fund Highlights Through June 30, 2009 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger American LargeCap Growth Class O shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended June 30, 2009. Figures for the Alger American LargeCap Growth Class O shares and the Russell 1000 Growth Index include reinvestment of dividends. Performance for the Alger American LargeCap Growth Class S shares will vary from the results shown above due to differences in expenses that class bears.

PERFORMANCE COMPARISON AS OF 6/30/09

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class O (Inception 1/9/89)	(28.67)%	(2.10)%	(3.14)%	9.27%
Russell 1000 Growth Index	(24.49)%	(1.82)%	(4.18)%	7.74%
Class S (Inception 5/1/02)	(28.87)%	(2.35)%	n/a	(1.29)%
Russell 1000 Growth Index	(24.49)%	(1.82)%	n/a	(0.27)%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. Investment return and principal will fluctuate and the Portfolio’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower. Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Fund Highlights Through June 30, 2009 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger American MidCap Growth Class O shares and Russell Midcap Growth Index (an unmanaged index of common stocks) for the ten years ended June 30, 2009. Figures for the Alger American MidCap Growth Class O shares and Russell Midcap Growth Index include reinvestment of dividends. Performance for the Alger American MidCap Growth Class S shares will vary from the results shown above due to differences in expenses that class bears.

PERFORMANCE COMPARISON AS OF 6/30/09

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class O (Inception 5/3/93)	(40.53)%	(3.25)%	1.10%	9.23%
Russell Midcap Growth Index	(30.33)%	(0.44)%	0.02%	6.83%
Class S (Inception 5/1/02)	(40.69)%	(3.51)%	n/a	(0.37)%
Russell Midcap Growth Index	(30.33)%	(0.44)%	n/a	2.02%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. Investment return and principal will fluctuate and the Portfolio’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower. Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER AMERICAN SMIDCAP GROWTH PORTFOLIO

Fund Highlights Through June 30, 2009 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger American SMidCap Growth Class O shares and the Russell 2500 Growth Index (an unmanaged index of common stocks) from January 2, 2008, the inception date of the Alger American SMidCap Growth Portfolio, through June 30, 2009. Figures for both the Alger American SMidCap Growth Class O shares and the Russell 2500 Growth Index include reinvestment of dividends.

PERFORMANCE COMPARISON AS OF 6/30/09

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class O (Inception 1/2/08)	(29.09)%	n/a	n/a	(30.17)%
Russell 2500 Growth Index	(27.30)%	n/a	n/a	(23.53)%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. Investment return and principal will fluctuate and the Portfolio’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower. Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER AMERICAN SMALLCAP GROWTH PORTFOLIO

Fund Highlights Through June 30, 2009 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger American SmallCap Growth Class O shares and the Russell 2000 Growth Index (an unmanaged index of common stocks) for the ten years ended June 30, 2009. Figures for both the Alger American SmallCap Growth Class O shares and the Russell 2000 Growth Index include reinvestment of dividends. Performance for the Alger American SmallCap Growth Class S shares will vary from the results shown above due to differences in expenses that class bears.

PERFORMANCE COMPARISON AS OF 6/30/09

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class O (Inception 9/21/88)	(24.77)%	2.34%	(1.86)%	8.60%
Russell 2000 Growth Index	(24.84)%	(1.32)%	(0.89)%	5.56%
Class S (Inception 5/1/02)	(24.96)%	2.08%	n/a	3.67%
Russell 2000 Growth Index	(24.84)%	(1.32)%	n/a	0.92%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. Investment return and principal will fluctuate and the Portfolio’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower. Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

Fund Highlights Through June 30, 2009 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger American Income and Growth Class O shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended June 30, 2009. Figures for both the Alger American Income and Growth Class O shares and the Russell 1000 Growth Index include reinvestment of dividends.

PERFORMANCE COMPARISON AS OF 6/30/09

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class O (Inception 11/15/88)	(24.36)%	(3.36)%	(1.25)%	7.08%
Russell 1000 Growth Index	(24.49)%	(1.82)%	(4.18)%	7.86%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. Investment return and principal will fluctuate and the Portfolio’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower. Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

ALGER AMERICAN BALANCED PORTFOLIO

Fund Highlights Through June 30, 2009 (Unaudited)

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger American Balanced Class O shares, the Russell 1000 Growth Index (an unmanaged index of common stocks) and the Barclay’s Capital U.S. Gov’t/Credit Bond Index (an unmanaged index of government and corporate bonds) for the ten years ended June 30, 2009. Figures for each of the Alger American Balanced Class O shares, the Russell 1000 Growth Index and the Barclay’s Capital U.S. Gov’t/Credit Bond Index include reinvestment of dividends and interest. Performance for the Alger American Balanced Class S shares will vary from the results shown above due to differences in expenses that class bears.

PERFORMANCE COMPARISON AS OF 6/30/09

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Class O (Inception 9/5/89)	(17.13)%	(0.16)%	1.18%	6.89%
Russell 1000 Growth Index	(24.49)%	(1.82)%	(4.18)%	6.60%
Barclay’s Capital U.S. Gov’t/Credit Bond Index	5.26%	4.80%	5.94%	7.06%
Class S (Inception 5/1/02)	(17.50)%	(0.03)%	n/a	1.38%
Russell 1000 Growth Index	(24.49)%	(1.82)%	n/a	(0.27)%
Barclay’s Capital U.S. Gov’t/Credit Bond Index	5.26%	4.80%	n/a	5.27%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. Investment return and principal will fluctuate and the Portfolio’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

Returns indicated assume reinvestment of all distributions, no transaction costs or taxes, and are net of management fees and fund operating expenses only. Total return does not include deductions at the portfolio or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract, variable life insurance plan or retirement plan for which the portfolio serves as an underlying investment vehicle. If these charges were deducted, the total return figures would be lower. Please refer to the variable insurance product or retirement plan disclosure documents for any additional applicable expenses. Investing in the stock market involves gains and losses and may not be suitable for all investors.

PORTFOLIO SUMMARY†

June 30, 2009 (Unaudited)

		AMERICAN			AMERICAN
	AMERICAN CAPITAL	LARGECAP	AMERICAN MIDCAP	AMERICAN	SMALLCAP	AMERICAN INCOME
	APPRECIATION	GROWTH	GROWTH	SMIDCAP GROWTH	GROWTH	AND GROWTH
SECTORS	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
Consumer Discretionary	8.7%	8.7%	14.9%	15.6%	14.3%	11.8%
Consumer Staples	8.3	15.2	5.2	3.6	3.3	13.6
Energy	8.5	7.3	8.0	5.2	4.1	10.8
Financials	11.5	7.1	8.9	8.7	6.0	13.1
Health Care	17.7	16.0	17.1	20.2	21.3	12.8
Industrials	9 .0	10.1	8.6	15.9	14.3	11.6
Information Technology	30.7	31.4	26.3	24.4	28.7	17.4
Materials	2.8	2.8	2.2	2.5	1.7	3.4
Telecommunication Services	1.4	0.7	2.8	1.1	2.1	4.0
Utilities	1.6	0.0	0.4	1.2	1.3	1.6
Short-Term and Net Other Assets	(0.2)	0.7	5.6	1.6	2.9	(0.1)
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

						AMERICAN
						BALANCED
SECTORS/SECURITY TYPES						PORTFOLIO
Consumer Discretionary						5.7%
Consumer Staples						7.9
Energy						4.7
Financials						6.0
Health Care						7.7
Industrials						6.7
Information Technology						13.6
Materials						1.5
Telecommunication Services						0.4
Total Equity Securities						54.2%
Convertible Corporate Bonds						1.7%
Corporate Bonds						25.5
U.S. Agency Obligations						11.1
U.S. Governments						6.6
Total Debt Securities						44.9%
Short-Term and Net Other Assets						0.9%
						100.0%

† Based on net assets for each Portfolio.

THE ALGER AMERICAN FUND | ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO

Schedule of Investments‡  (Unaudited) June 30, 2009

	SHARES	VALUE
COMMON STOCKS—100.2%
AEROSPACE & DEFENSE—3.3%
BE Aerospace Inc. *	166,500	$2,390,940
General Dynamics Corp.	42,777	2,369,418
Lockheed Martin Corp.	26,400	2,129,160
		6,889,518
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service Inc., CI. B	27,100	1,354,729

APPAREL RETAIL—0.3%
Gap Inc., /The	37,700	618,280

APPLICATION SOFTWARE—1.3%
Net 1 UEPS Technologies Inc. *	2,350	31,937
Nice Systems Ltd. #*	18,200	419,874
Solera Holdings Inc. *	41,700	1,059,180
Synopsys Inc. *	59,800	1,166,698
		2,677,689
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Invesco Ltd.	31,400	559,548

AUTOMOBILE MANUFACTURERS—0.2%
Honda Motor Co., Ltd.	13,500	372,182

BIOTECHNOLOGY—2.5%
Alexion Pharmaceuticals Inc. *	18,700	768,944
Celgene Corp. *	47,500	2,272,400
Cephalon Inc. *	39,500	2,237,675
		5,279,019
CASINOS & GAMING—0.6%
International Game Technology	82,900	1,318,110

COMMUNICATIONS EQUIPMENT—4.9%
Brocade Communications Systems Inc. *	419,900	3,283,618
Cisco Systems Inc. *	81,000	1,509,840
Qualcomm Inc.	77,900	3,521,080
Research In Motion Ltd. *	27,000	1,918,350
		10,232,888
COMPUTER & ELECTRONICS RETAIL—0.5%
Best Buy Co., Inc.	33,600	1,125,264

COMPUTER HARDWARE—6.5%
Apple Inc. *	54,800	7,805,163
Hewlett-Packard Co.	79,500	3,072,675
International Business Machines Corp.	27,100	2,829,782
		13,707,620
COMPUTER STORAGE & PERIPHERALS—1.2%
EMC Corp. *	116,800	1,530,080
Seagate Technology	101,200	1,058,552
		2,588,632
CONSTRUCTION & ENGINEERING—0.7%
Fluor Corp.	9,200	471,868
Foster Wheeler AG *	40,000	950,000
		1,421,868
CONSUMER ELECTRONICS—0.3%
Harman International Industries Inc.	34,400	646,720

CONSUMER FINANCE—0.1%
Capital One Financial Corp.	12,300	269,124

DATA PROCESSING & OUTSOURCED SERVICES—1.8%
Mastercard Inc.	12,600	2,108,106
Visa Inc., CI. A	27,000	1,681,020
		3,789,126
DISTILLERS & VINTNERS—0.3%
Central European Distribution Corp.*	21,200	563,284

DIVERSIFIED BANKS—0.6%
Comerica Inc.	49,400	1,044,810

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED BANKS—(CONT.)
Wells Fargo & Co.	9,900	$240,174
		1,284,984
DRUG RETAIL—0.9%
CVS Caremark Corp.	55,800	1,778,346

EDUCATION SERVICES—0.8%
ITT Educational Services Inc.*	16,900	1,701,154

ELECTRIC UTILITIES—1.0%
Northeast Utilities	93,100	2,077,061

ELECTRICAL COMPONENTS & EQUIPMENT—0.2%
General Cable Corp.*	9,300	349,494

FERTILIZERS & AGRICULTURAL CHEMICALS—0.6%
Mosaic Co., /The	26,600	1,178,380

FOOD RETAIL—1.7%
Kroger Co., /The	159,900	3,525,795

HEALTH CARE EQUIPMENT—3.7%
Baxter International Inc.	100,200	5,306,592
Covidien PLC	52,700	1,973,088
Insulet Corp. *	63,400	488,180
		7,767,860
HEALTH CARE FACILITIES—0.4%
Universal Health Services Inc., CI. B	15,500	757,175

HEALTH CARE SERVICES—2.0%
Express Scripts Inc. *	46,100	3,169,375
Medco Health Solutions Inc. *	22,800	1,039,908
		4,209,283
HEALTH CARE SUPPLIES—1.2%
Inverness Medical Innovations Inc.*	73,000	2,597,340

HOME IMPROVEMENT RETAIL—0.6%
Lowe’s Companies, Inc.	62,500	1,213,125

HOUSEHOLD PRODUCTS—0.8%
Energizer Holdings Inc.*	30,700	1,603,768

HOUSEWARES & SPECIALTIES—0.5%
Newell Rubbermaid Inc.	101,100	1,052,451

HYPERMARKETS & SUPER CENTERS—2.1%
Wal-Mart Stores Inc.	93,300	4,519,452

INDUSTRIAL CONGLOMERATES—1.3%
Tyco International Ltd.	104,600	2,717,508

INDUSTRIAL MACHINERY—0.8%
SPX Corp.	35,400	1,733,538

INTEGRATED OIL & GAS—2.5%
Chevron Corp.	63,800	4,226,750
Total SA #	19,400	1,052,062
		5,278,812
INTEGRATED TELECOMMUNICATION SERVICES—0.8%
AT&T Inc.	65,000	1,614,600

INTERNET RETAIL—1.5%
Amazon.com Inc. *	9,000	752,940
Expedia Inc. *	140,700	2,125,977
		2,878,917
INTERNET SOFTWARE & SERVICES—5.4%
eBay Inc. *	120,183	2,058,735
Google Inc., CI. A *	6,400	2,698,176
IAC/InterActiveCorp. *	275,000	4,413,750
Netease.com #*	16,100	566,398
Yahoo! Inc. *	94,800	1,484,568
		11,221,627

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INVESTMENT BANKING & BROKERAGE—1.6%
Goldman Sachs Group Inc., /The	6,800	$1,002,592
Morgan Stanley	82,500	2,352,075
		3,354,667
IT CONSULTING & OTHER SERVICES—0.8%
Cognizant Technology Solutions Corp., CI. A*	62,461	1,667,709

LIFE & HEALTH INSURANCE—1.7%
Lincoln National Corp. *	30,500	524,905
Prudential Financial Inc.	78,500	2,921,770
		3,446,675
LIFE SCIENCES TOOLS & SERVICES—1.7%
Icon PLC #*	1,800	38,844
Life Technologies Corp. *	63,100	2,632,532
Thermo Fisher Scientific Inc. *	23,500	958,095
		3,629,471
MANAGED HEALTH CARE—1.3%
WellPoint Inc.*	53,700	2,732,793

METAL & GLASS CONTAINERS—2.1%
Crown Holdings Inc. *	47,300	1,141,822
Owens-Illinois Inc. *	111,200	3,114,712
		4,256,534
MOVIES & ENTERTAINMENT—1.2%
Regal Entertainment Group, CI. A	96,400	1,281,156
Walt Disney Co., /The	52,100	1,215,493
		2,496,649
MULTI-LINE INSURANCE—0.4%
Genworth Financial Inc. CI. A	124,200	868,158

MULTI-UTILITIES—0.6%
Veolia Environnement#	43,800	1,293,852

OFFICE REITS—0.5%
Boston Properties Inc.	22,600	1,078,020

OIL & GAS DRILLING—1.0%
Transocean Ltd.*	27,500	2,042,975

OIL & GAS EQUIPMENT & SERVICES—1.1%
Weatherford International Ltd.*	115,100	2,251,356

OIL & GAS EXPLORATION & PRODUCTION—2.9%
Chesapeake Energy Corp.	163,100	3,234,273
Nexen Inc.	132,400	2,866,460
		6,100,733
OIL & GAS REFINING & MARKETING—0.5%
NuStar Energy LP	19,600	1,058,988

OIL & GAS STORAGE & TRANSPORTATION—0.5%
Magellan Midstream Holdings LP	45,100	946,198

OTHER DIVERSIFIED FINANCIAL SERVICES—4.0%
Bank of America Corp.	234,800	3,099,360
BM&F BOVESPA SA	222,400	1,336,806
JPMorgan Chase & Co.	111,300	3,796,443
		8,232,609
PACKAGED FOODS & MEATS—0.4%
General Mills Inc.	13,900	778,678

PHARMACEUTICALS—4.9%
Abbott Laboratories	153,800	7,234,752
Allergan Inc.	11,600	551,928
Wyeth	49,300	2,237,727
		10,024,407
PROPERTY & CASUALTY INSURANCE—1.0%
Travelers Cos. Inc., /The	52,000	2,134,080

PUBLISHING—1.1%
McGraw-Hill Cos. Inc., /The	78,800	2,372,668

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RAILROADS—0.8%
Burlington Northern Santa Fe Corp.	23,500	$1,728,190

REGIONAL BANKS—0.3%
Regions Financial Corp.	130,000	525,200

RESTAURANTS—1.1%
McDonald’s Corp.	39,300	2,259,357

SEMICONDUCTORS—5.7%
Atheros Communications Inc. *	87,200	1,677,728
Broadcom Corp., CI. A *	113,700	2,818,623
Intel Corp.	70,400	1,165,120
Marvell Technology Group Ltd. *	170,100	1,979,964
ON Semiconductor Corp. *	470,400	3,226,944
Skyworks Solutions Inc. *	105,000	1,026,900
		11,895,279
SPECIALIZED FINANCE—0.5%
NYSE Euronext	38,000	1,035,500

SPECIALTY CHEMICALS—0.1%
Rockwood Holdings Inc.*	21,200	310,368

SYSTEMS SOFTWARE—3.1%
Microsoft Corp.	272,000	6,465,440

THRIFTS & MORTGAGE FINANCE—0.5%
TFS Financial Corp.	105,669	1,122,205

TOBACCO—2.1%
Philip Morris International Inc.	103,900	4,532,118

TRUCKING—1.2%
Hertz Global Holdings Inc.*	309,900	2,476,101

WIRELESS TELECOMMUNICATION SERVICES—0.6%
American Tower Corp., CI. A*	42,000	1,324,260
TOTAL COMMON STOCKS (Cost $211,109,842)		208,915,509

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—0.8%
TIME DEPOSITS—0.8%
Citibank London, 0.03%, 7/01/09 (Cost $1,611,223)	1,611,223	1,611,223

Total Investments (Cost $212,721,065)(a)	101.0%	210,526,732
Liabilities in Excess of Other Assets	(1.0)	(2,176,645)

NET ASSETS	100.0%	$208,350,087

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted. See Note 4 to the Financial Statements.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At June 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $224,348,426 amounted to $13,821,694 which consisted of aggregate gross unrealized appreciation of $13,348,931 and aggregate gross unrealized depreciation of $27,170,625.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND | ALGER AMERICAN LARGECAP GROWTH PORTFOLIO

Schedule of Investments‡  (Unaudited) June 30, 2009

	SHARES	VALUE
COMMON STOCKS—99.3%
AEROSPACE & DEFENSE—3.9%
Boeing Co., /The	60,450	$2,569,125
General Dynamics Corp.	53,500	2,963,365
Lockheed Martin Corp.	75,900	6,121,335
		11,653,825
AIR FREIGHT & LOGISTICS—1.0%
United Parcel Service Inc., CI. B	57,100	2,854,429

APPAREL RETAIL—0.8%
Gap Inc., /The	143,000	2,345,200

ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Invesco Ltd.	87,800	1,564,596

BIOTECHNOLOGY—3.2%
Amgen Inc. *	24,000	1,270,560
Biogen Idec Inc. *	34,200	1,544,130
Celgene Corp. *	82,700	3,956,368
Gilead Sciences Inc. *	57,100	2,674,564
		9,445,622
COAL & CONSUMABLE FUELS—0.5%
Consol Energy Inc.	40,800	1,385,568

COMMUNICATIONS EQUIPMENT—5.1%
Cisco Systems Inc. *	360,050	6,711,332
Qualcomm Inc.	118,100	5,338,120
Research In Motion Ltd. *	39,800	2,827,790
		14,877,242
COMPUTER & ELECTRONICS RETAIL—1.1%
Best Buy Co., Inc.	61,500	2,059,635
GameStop Corp., CI. A *	57,400	1,263,374
		3,323,009
COMPUTER HARDWARE—7.3%
Apple Inc. *	68,450	9,749,333
Hewlett-Packard Co.	165,200	6,384,980
International Business Machines Corp.	49,000	5,116,580
		21,250,893
COMPUTER STORAGE & PERIPHERALS—1.2%
EMC Corp.*	270,000	3,537,000

CONSTRUCTION & ENGINEERING—0.5%
Jacobs Engineering Group Inc.*	36,400	1,532,076

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.4%
Caterpillar Inc.	45,500	1,503,320
Deere & Co.	66,100	2,640,695
		4,144,015
DATA PROCESSING & OUTSOURCED SERVICES—3.1%
Affiliated Computer Services Inc., CI. A *	18,900	839,538
Mastercard Inc.	27,500	4,601,025
Visa Inc., CI. A	37,500	2,334,750
Western Union Co., /The	88,200	1,446,480
		9,221,793
DIVERSIFIED BANKS—0.9%
Wells Fargo & Co.	105,800	2,566,708

DIVERSIFIED CHEMICALS—0.6%
EI Du Pont de Nemours & Co.	65,400	1,675,548

DRUG RETAIL—2.5%
CVS Caremark Corp.	109,200	3,480,204
Walgreen Co.	127,000	3,733,800
		7,214,004
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
First Solar Inc.*	8,400	1,361,808

FERTILIZERS & AGRICULTURAL CHEMICALS—1.5%
Monsanto Co.	40,300	2,995,902

	SHARES	VALUE
COMMON STOCKS—(CONT.)
FERTILIZERS & AGRICULTURAL CHEMICALS—(CONT.)
Potash Corporation of Saskatchewan Inc.	15,600	$1,451,580
		4,447,482
FOOD RETAIL—1.1%
Kroger Co., /The	152,400	3,360,420

FOOTWEAR—0.9%
NIKE Inc., CI. B	51,500	2,666,670

GENERAL MERCHANDISE STORES—0.6%
Target Corp.	44,700	1,764,309

GOLD—0.7%
Goldcorp Inc.	62,000	2,154,500

HEALTH CARE EQUIPMENT—3.7%
Baxter International Inc.	51,500	2,727,440
Boston Scientific Corp. *	143,300	1,453,062
Covidien PLC	79,700	2,983,968
Stryker Corp.	48,500	1,927,390
Zimmer Holdings Inc. *	44,700	1,904,220
		10,996,080
HEALTH CARE SERVICES—1.0%
Express Scripts Inc.*	44,200	3,038,750

HOME ENTERTAINMENT SOFTWARE—2.7%
Activision Blizzard Inc. *	181,400	2,291,082
Electronic Arts Inc. *	137,800	2,993,016
Nintendo Co., Ltd. #	79,725	2,748,121
		8,032,219
HOME IMPROVEMENT RETAIL—0.6%
Lowe’s Companies, Inc.	94,400	1,832,304

HOTELS RESORTS & CRUISE LINES—1.2%
Carnival Corp.	77,200	1,989,444
Marriott International Inc., CI. A	67,073	1,480,301
		3,469,745
HOUSEHOLD PRODUCTS—1.5%
Procter & Gamble Co., /The	87,350	4,463,585

HYPERMARKETS & SUPER CENTERS—2.7%
Costco Wholesale Corp.	35,800	1,636,060
Wal-Mart Stores Inc.	129,100	6,253,604
		7,889,664
INDUSTRIAL CONGLOMERATES—1.3%
Tyco International Ltd.	148,400	3,855,432

INTEGRATED OIL & GAS—2.3%
Chevron Corp.	44,400	2,941,500
Exxon Mobil Corp.	53,300	3,726,203
		6,667,703
INTEGRATED TELECOMMUNICATION SERVICES—0.7%
AT&T Inc.	79,100	1,964,844

INTERNET RETAIL—0.7%
Amazon.com Inc.*	23,200	1,940,912

INTERNET SOFTWARE & SERVICES—4.7%
eBay Inc. *	203,000	3,477,390
Google Inc., CI. A *	16,950	7,145,951
Yahoo! Inc. *	198,400	3,106,944
		13,730,285
INVESTMENT BANKING & BROKERAGE—1.2%
Goldman Sachs Group Inc., /The	8,200	1,209,008
Morgan Stanley	84,700	2,414,797
		3,623,805
IT CONSULTING & OTHER SERVICES—1.0%
Cognizant Technology Solutions Corp., CI. A*	112,500	3,003,750

	SHARES	VALUE
COMMON STOCKS—(CONT.)
LIFE & HEALTH INSURANCE—0.6%
Prudential Financial Inc.	46,100	$1,715,842

LIFE SCIENCES TOOLS & SERVICES—1.0%
Thermo Fisher Scientific Inc.*	73,400	2,992,518

MANAGED HEALTH CARE—0.6%
UnitedHealth Group Inc.	66,100	1,651,178

MOVIES & ENTERTAINMENT—0.8%
Viacom Inc., CI. B*	100,400	2,279,080

OIL & GAS DRILLING—1.2%
Transocean Ltd.*	47,300	3,513,917

OIL & GAS EQUIPMENT & SERVICES—0.4%
Weatherford International Ltd.*	67,400	1,318,344

OIL & GAS EXPLORATION & PRODUCTION—2.9%
Anadarko Petroleum Corp.	74,500	3,381,555
Chesapeake Energy Corp.	146,100	2,897,163
Nexen Inc.	101,200	2,190,980
		8,469,698
OTHER DIVERSIFIED FINANCIAL SERVICES—2.0%
Bank of America Corp.	98,100	1,294,920
JPMorgan Chase & Co.	141,500	4,826,565
		6,121,485
PACKAGED FOODS & MEATS—1.2%
General Mills Inc.	25,500	1,428,510
Kraft Foods Inc., CI. A	81,400	2,062,676
		3,491,186
PHARMACEUTICALS—6.5%
Abbott Laboratories	162,300	7,634,592
Allergan Inc.	55,100	2,621,658
Johnson & Johnson	84,300	4,788,240
Wyeth	80,300	3,644,817
		18,689,307
PROPERTY & CASUALTY INSURANCE—0.6%
Travelers Cos. Inc., /The	39,700	1,629,288

RAILROADS—1.5%
Burlington Northern Santa Fe Corp.	59,900	4,405,046

RESTAURANTS—2.0%
McDonald’s Corp.	66,900	3,846,081
Starbucks Corp. *	159,600	2,216,844
		6,062,925
SEMICONDUCTORS—3.0%
Broadcom Corp., CI. A *	94,700	2,347,613
Intel Corp.	247,455	4,095,380
Taiwan Semiconductor Manufacturing Co., Ltd. #	241,300	2,270,633
		8,713,626
SOFT DRINKS—3.1%
Coca-Cola Co., /The	94,400	4,530,256
PepsiCo Inc.	86,700	4,765,032
		9,295,288
SPECIALIZED FINANCE—1.3%
CME Group Inc.	4,660	1,449,773
NYSE Euronext	85,300	2,324,425
		3,774,198
SYSTEMS SOFTWARE—3.3%
Microsoft Corp.	407,111	9,677,028

TOBACCO—3.1%
Altria Group Inc.	189,750	3,110,003

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TOBACCO—(CONT.)
Philip Morris International Inc.	135,850	$5,925,777
		9,035,780
TOTAL COMMON STOCKS (Cost $327,893,723)		291,691,529

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—0.7%
TIME DEPOSITS—0.7%
Citibank London, 0.03%, 7/01/09 (Cost $2,009,222)	2,009,222	2,009,222

Total Investments (Cost $329,902,945)(a)	100.0%	293,700,751
Other Assets in Excess of Liabilities	—	141,216

NET ASSETS	100.0%	$293,841,967

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted See Note 4 to the Financial Statements.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At June 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $334,830,552 amounted to $41,129,801 which consisted of aggregate gross unrealized appreciation of $14,645,702 and aggregate gross unrealized depreciation of $55,775,503.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND | ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Schedule of Investments‡  (Unaudited) June 30, 2009

	SHARES	VALUE
COMMON STOCKS—93.0%
AEROSPACE & DEFENSE—0.7%
BE Aerospace Inc.*	80,650	$1,158,134

APPAREL RETAIL—1.4%
Chico’s FAS Inc. *	82,000	797,860
TJX Cos Inc.	43,800	1,377,948
		2,175,808
APPLICATION SOFTWARE—4.0%
Ansys Inc. *	13,900	433,124
Informatica Corp. *	71,300	1,225,647
Intuit Inc. *	54,800	1,543,168
Salesforce.com Inc. *	12,300	469,491
SolarWinds Inc. *	80,800	1,332,392
Solera Holdings Inc. *	22,700	576,580
TIBCO Software Inc. *	95,000	681,150
		6,261,552
ASSET MANAGEMENT & CUSTODY BANKS—2.1%
Affiliated Managers Group Inc. *	7,600	442,244
AllianceBernstein Holding LP	41,500	833,735
Cohen & Steers Inc	31,100	464,945
Invesco Ltd.	92,200	1,643,004
		3,383,928
AUTOMOBILE MANUFACTURERS—0.5%
Honda Motor Co., Ltd.	26,400	727,823

BIOTECHNOLOGY—3.6%
Alexion Pharmaceuticals Inc. *	30,000	1,233,600
Celgene Corp. *	29,100	1,392,144
Cephalon Inc. *	20,500	1,161,325
Metabolix Inc. *	163,700	1,345,614
OSI Pharmaceuticals Inc. *	21,000	592,830
		5,725,513
CASINOS & GAMING—1.8%
International Game Technology	91,800	1,459,620
Las Vegas Sands Corp. *	182,800	1,436,808
		2,896,428
COAL & CONSUMABLE FUELS—0.5%
Patriot Coal Corp.*	126,200	805,156

COMMUNICATIONS EQUIPMENT—2.6%
Brocade Communications Systems Inc. *	161,500	1,262,930
Research In Motion Ltd. *	19,400	1,378,370
Riverbed Technology Inc. *	36,300	841,797
Starent Networks Corp. *	25,500	622,455
		4,105,552
COMPUTER & ELECTRONICS RETAIL—1.1%
Best Buy Co., Inc.	14,300	478,907
GameStop Corp., CI. A *	55,200	1,214,952
		1,693,859
COMPUTER HARDWARE—1.7%
Apple Inc.*	19,100	2,720,413

COMPUTER STORAGE & PERIPHERALS—1.6%
NetApp Inc. *	86,300	1,701,836
Seagate Technology	76,500	800,190
		2,502,026
CONSUMER ELECTRONICS—0.7%
Harman International Industries Inc.	61,600	1,158,080

DATA PROCESSING & OUTSOURCED SERVICES—2.0%
Affiliated Computer Services Inc., CI. A *	45,300	2,012,226
Companhia Brasileira de Meios de Pagamento *	5,000	42,989
Mastercard Inc.	6,700	1,120,977
		3,176,192
EDUCATION SERVICES—1.4%
Corinthian Colleges Inc. *	96,200	1,628,666

	SHARES	VALUE
COMMON STOCKS—(CONT.)
EDUCATION SERVICES—(CONT.)
ITT Educational Services Inc. *	4,900	$493,234
		2,121,900
ELECTRICAL COMPONENTS & EQUIPMENT—2.7%
AMETEK Inc.	35,800	1,237,964
First Solar Inc. *	11,500	1,864,380
General Cable Corp. *	24,700	928,226
		4,030,570
FOOD RETAIL—2.5%
Kroger Co., /The	67,300	1,483,965
Whole Foods Market Inc.	125,600	2,383,888
		3,867,853
FOOTWEAR—0.9%
Iconix Brand Group Inc.*	92,297	1,419,528

GENERAL MERCHANDISE STORES—0.5%
Dollar Tree Inc.*	17,800	749,380

GOLD—0.9%
Yamana Gold Inc.	166,000	1,467,440

HEALTH CARE EQUIPMENT—2.0%
Covidien PLC	32,900	1,231,776
Insulet Corp. *	141,600	1,090,320
St. Jude Medical Inc. *	18,300	752,130
		3,074,226
HEALTH CARE FACILITIES—1.4%
Community Health Systems Inc. *	25,800	651,450
Universal Health Services Inc., CI. B	12,500	610,625
VCA Antech Inc. *	35,400	945,180
		2,207,255
HEALTH CARE SERVICES—2.0%
DaVita Inc. *	14,900	736,954
Express Scripts Inc. *	33,900	2,330,625
		3,067,579
HEAVY ELECTRICAL EQUIPMENT—0.9%
Vestas Wind Systems A/S*	19,500	1,397,527

HOME ENTERTAINMENT SOFTWARE—3.0%
Activision Blizzard Inc. *	120,800	1,525,704
Nintendo Co., Ltd. #	69,950	2,411,177
Rosetta Stone Inc. *	30,500	836,920
		4,773,801
HOMEBUILDING—0.4%
KB Home	51,200	700,416

INDUSTRIAL GASES—1.1%
Praxair Inc.	22,800	1,620,396

INDUSTRIAL MACHINERY—2.0%
Clarcor Inc.	58,200	1,698,858
SPX Corp.	29,000	1,420,130
		3,118,988
INTERNET RETAIL—1.4%
Expedia Inc. *	105,600	1,595,616
Shutterfly Inc. *	44,600	622,170
		2,217,786
INTERNET SOFTWARE & SERVICES—3.7%
eBay Inc. *	141,400	2,422,182
IAC/InterActiveCorp. *	117,600	1,887,480
OpenTable Inc. *	13,300	401,261
Yahoo! Inc. *	71,000	1,111,860
		5,822,783
INVESTMENT BANKING & BROKERAGE—0.6%
Lazard Ltd., CI. A	34,600	931,432

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IT CONSULTING & OTHER SERVICES—1.7%
Cognizant Technology Solutions Corp., CI. A*	99,800	$2,664,660

LIFE & HEALTH INSURANCE—1.0%
Prudential Financial Inc.	41,300	1,537,186

LIFE SCIENCES TOOLS & SERVICES—2.4%
Charles River Laboratories International Inc. *	47,200	1,593,000
Icon PLC #*	97,600	2,106,208
		3,699,208
MANAGED HEALTH CARE—0.6%
Aetna Inc.	37,300	934,365

MOVIES & ENTERTAINMENT—1.0%
Regal Entertainment Group, CI. A	122,900	1,633,341

MULTI-UTILITIES—0.4%
Veolia Environnement#	19,300	570,122

OFFICE REITS—0.3%
Mack-Cali Realty Corp.	20,600	469,680

OIL & GAS DRILLING—1.0%
Transocean Ltd.*	20,500	1,522,945

OIL & GAS EQUIPMENT & SERVICES—0.7%
Smith International Inc.	40,500	1,042,875

OIL & GAS EXPLORATION & PRODUCTION—5.1%
Anadarko Petroleum Corp.	16,600	753,474
Chesapeake Energy Corp.	19,800	392,634
Concho Resources Inc. *	41,800	1,199,242
Linc Energy Ltd. *	305,300	377,634
Nexen Inc.	89,700	1,942,005
Plains Exploration & Production Co. *	69,600	1,904,256
Quicksilver Resources Inc. *	171,500	1,593,235
		8,162,480
OIL & GAS REFINING & MARKETING—0.3%
NuStar Energy LP	7,300	394,419

OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
BM&F BOVESPA SA	255,702	1,536,978

PACKAGED FOODS & MEATS—2.0%
General Mills Inc.	34,300	1,921,486
Ralcorp Holdings Inc. *	21,000	1,279,320
		3,200,806
PHARMACEUTICALS—5.1%
Allergan Inc.	14,600	694,668
Ardea Biosciences Inc. *	8,600	135,364
Auxilium Pharmaceuticals Inc. *	38,500	1,208,130
Medicis Pharmaceutical Corp., CI. A	72,100	1,176,672
Optimer Pharmaceuticals Inc. *	129,400	1,937,118
Shire PLC #	16,800	696,864
Teva Pharmaceutical Industries Ltd. #	47,000	2,318,980
		8,167,796
PUBLISHING—0.5%
McGraw-Hill Cos. Inc., /The	24,400	734,684

REGIONAL BANKS—0.8%
Regions Financial Corp.	325,900	1,316,636

RESEARCH & CONSULTING SERVICES—1.3%
FTI Consulting Inc.*	41,600	2,109,952

RESTAURANTS—1.6%
McCormick & Schmick’s Seafood Restaurants Inc. *	102,800	782,308
Starbucks Corp. *	120,900	1,679,301
		2,461,609
RETAIL REITS—0.3%
Simon Property Group Inc.	9,334	480,048

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SECURITY & ALARM SERVICES—1.0%
Geo Group Inc., /The*	86,600	$1,609,028

SEMICONDUCTORS—5.7%
Altera Corp.	52,500	854,700
Atheros Communications Inc. *	67,200	1,292,928
Broadcom Corp., CI. A *	84,900	2,104,670
Marvell Technology Group Ltd. *	152,700	1,777,428
Mellanox Technologies Ltd. *	69,200	832,476
Monolithic Power Systems Inc. *	19,500	436,995
ON Semiconductor Corp. *	120,100	823,886
Skyworks Solutions Inc. *	78,300	765,774
		8,888,857
SOFT DRINKS—0.7%
Hansen Natural Corp.*	37,700	1,161,914

SPECIALIZED FINANCE—1.1%
NYSE Euronext	63,700	1,735,825

SPECIALIZED REITS—0.7%
Host Hotels & Resorts Inc.	122,000	1,023,580

SPECIALTY CHEMICALS—0.2%
Nalco Holding Co.	22,800	383,952

SPECIALTY STORES—1.4%
Dick’s Sporting Goods Inc. *	20,300	349,160
PetSmart Inc.	83,900	1,800,494
		2,149,654
SYSTEMS SOFTWARE—0.3%
Red Hat Inc.*	20,800	418,704

THRIFTS & MORTGAGE FINANCE—1.0%
People’s United Financial Inc.	50,100	753,504
TFS Financial Corp.	70,000	743,400
		1,496,904
WIRELESS TELECOMMUNICATION SERVICES—2.1%
American Tower Corp., CI. A *	61,700	1,945,401
SBA Communications Corp. *	53,900	1,322,706
		3,268,107
TOTAL COMMON STOCKS (Cost $153,022,518)		145,855,639

	PRINCIPAL
	AMOUNT
CORPORATE BONDS—0.3%
CASINOS & GAMING—0.3%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 6.63%, 12/1/14(L2) (Cost $387,529)	449,000	397,365

CONVERTIBLE CORPORATE BONDS—1.1%

OIL & GAS DRILLING—0.4%
Transocean Inc., 1.50%, 12/15/37(L2)	740,000	655,825

WIRELESS TELECOMMUNICATION SERVICES—0.7%
SBA Communications Corp, 4.00%, 10/1/14(L2)(a)	1,080,000	1,090,800

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,838,304)		1,746,625

SHORT-TERM INVESTMENTS—4.7%
TIME DEPOSITS—4.7%
Citibank London, 0.03%, 7/1/09	6,000,000	6,000,000

	PRINCIPAL
	AMOUNT	VALUE
SHORT-TERM INVESTMENTS—(CONT.)
TIME DEPOSITS—(CONT.)
Wells Fargo Grand Cayman, 0.03%, 7/1/09	$1,334,673	$1,334,673

TOTAL TIME DEPOSITS (Cost $7,334,673)		7,334,673

Total Investments (Cost $162,583,024)(b)	99.1%	155,334,302
Other Assets in Excess of Liabilities	0.9	1,440,474

NET ASSETS	100.0%	$156,774,776

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted. See Note 4 to the Financial Statements.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 0.7%, of the net assets of the Fund.

(b)

At June 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $175,026,824 amounted to $19,692,522 which consisted of aggregate gross unrealized appreciation of $9,061,864 and aggregate gross unrealized depreciation of $28,754,386.

(L2)	Security classified as Level 2 for FAS 157 disclosure purposes based on valuation inputs. See Note 4 to the Financial Statements.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND | ALGER AMERICAN SMIDCAP GROWTH PORTFOLIO

Schedule of Investments‡  (Unaudited) June 30, 2009

	SHARES	VALUE
COMMON STOCKS—98.4%

ADVERTISING—0.6%
Interpublic Group of Cos Inc.*	1,425	$7,196

AEROSPACE & DEFENSE—1.8%
Alliant Techsystems Inc. *	140	11,530
BE Aerospace Inc. *	675	9,693
		21,223
AIRLINES—0.8%
Airtran Holdings Inc.*	1,525	9,440

APPAREL RETAIL—3.5%
Aeropostale Inc. *	335	11,481
American Eagle Outfitters Inc.	335	4,747
Coldwater Creek Inc. *	1,150	6,969
J Crew Group Inc. *	375	10,133
Urban Outfitters Inc. *	335	6,991
		40,321
APPLICATION SOFTWARE—5.8%
Ansys Inc. *	335	10,439
Concur Technologies Inc. *	280	8,702
Informatica Corp. *	730	12,549
Nice Systems Ltd. #*	450	10,382
Solera Holdings Inc. *	465	11,811
Taleo Corp., CI. A *	810	14,798
		68,681
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
Affiliated Managers Group Inc. *	165	9,601
AllianceBernstein Holding LP	390	7,835
		17,436
AUTOMOTIVE RETAIL—1.1%
Advance Auto Parts Inc.	315	13,069

BIOTECHNOLOGY—4.8%
Alexion Pharmaceuticals Inc. *	330	13,569
Allos Therapeutics Inc. *	950	7,876
Cephalon Inc. *	165	9,347
Cubist Pharmaceuticals Inc. *	315	5,774
OSI Pharmaceuticals Inc. *	260	7,340
Savient Pharmaceuticals Inc. *	545	7,554
United Therapeutics Corp. *	70	5,833
		57,293
BROADCASTING & CABLE TV—1.1%
Discovery Communications Inc.*	590	13,305

CASINOS & GAMING—0.7%
International Game Technology	540	8,586

COMMUNICATIONS EQUIPMENT—2.6%
Brocade Communications Systems Inc. *	1,575	12,317
Polycom Inc. *	385	7,804
Starent Networks Corp. *	435	10,618
		30,739
COMPUTER STORAGE & PERIPHERALS—1.9%
NetApp Inc. *	520	10,254
Seagate Technology	1,155	12,082
		22,336
CONSTRUCTION & ENGINEERING—1.9%
Aecom Technology Corp. *	375	12,000
URS Corp. *	215	10,647
		22,647
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.3%
Bucyrus International Inc.	145	4,141

CONSUMER ELECTRONICS—0.4%
Harman International Industries Inc.	255	4,794

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—3.3%
Affiliated Computer Services Inc., CI. A *	255	$11,327
TeleTech Holdings Inc. *	700	10,605
VeriFone Holdings Inc. *	790	5,933
Wright Express Corp. *	430	10,952
		38,817
DISTILLERS & VINTNERS—0.8%
Central European Distribution Corp.*	375	9,964

DISTRIBUTORS—1.1%
LKQ Corp.*	780	12,831

EDUCATION SERVICES—1.4%
Corinthian Colleges Inc. *	345	5,841
ITT Educational Services Inc. *	110	11,072
		16,913
ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	310	14,062

ELECTRICAL COMPONENTS & EQUIPMENT—3.2%
AMETEK Inc.	340	11,757
Roper Industries Inc.	225	10,195
SunPower Corp., CI. B *	180	4,311
Woodward Governor Co.	590	11,682
		37,945
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Waste Connections Inc.*	485	12,566

FOOTWEAR—1.0%
Iconix Brand Group Inc.*	790	12,150

GENERAL MERCHANDISE STORES—0.8%
Dollar Tree Inc.*	240	10,104

HEALTH CARE EQUIPMENT—2.6%
Masimo Corp. *	245	5,907
NuVasive Inc. *	285	12,711
Thoratec Corp. *	455	12,185
		30,803
HEALTH CARE FACILITIES—1.1%
Community Health Systems Inc.*	505	12,751

HEALTH CARE SERVICES—0.7%
IPC The Hospitalist Co., Inc.*	320	8,541

HEALTH CARE SUPPLIES—1.0%
Inverness Medical Innovations Inc.*	335	11,919

HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co., Inc.	215	11,677

HOUSEWARES & SPECIALTIES—0.8%
Tupperware Brands Corp.	360	9,367

INDUSTRIAL GASES—0.7%
Airgas Inc.	200	8,106

INDUSTRIAL MACHINERY—2.1%
Clarcor Inc.	245	7,152
Pall Corp.	445	11,819
SPX Corp.	120	5,876
		24,847
INTERNET RETAIL—1.4%
Expedia Inc. *	775	11,710
NetFlix Inc. *	125	5,168
		16,878
INTERNET SOFTWARE & SERVICES—2.3%
GSI Commerce Inc. *	920	13,110
VistaPrint Ltd. *	340	14,501
		27,611

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INVESTMENT BANKING & BROKERAGE—1.6%
Investment Technology Group Inc. *	500	$10,196
Lazard Ltd., CI. A	310	8,345
		18,541
LEISURE FACILITIES—1.0%
Life Time Fitness Inc.*	585	11,706

LIFE & HEALTH INSURANCE—0.5%
Lincoln National Corp.*	350	6,024

LIFE SCIENCES TOOLS & SERVICES—4.3%
Icon PLC #*	680	14,674
Illumina Inc. *	265	10,319
Life Technologies Corp. *	330	13,768
Parexel International Corp. *	890	12,798
		51,559
MANAGED HEALTH CARE—1.1%
Amerigroup Corp.*	485	13,022

METAL & GLASS CONTAINERS—1.1%
Silgan Holdings Inc.	265	12,993

MULTI-LINE INSURANCE—0.7%
Genworth Financial Inc. CI. A	1,145	8,004

OFFICE REITS—0.5%
Mack-Cali Realty Corp.	270	6,156

OIL & GAS EQUIPMENT & SERVICES—1.4%
Acergy SA #	535	5,264
Cal Dive International Inc. *	740	6,387
Cameron International Corp. *	160	4,528
		16,179
OIL & GAS EXPLORATION & PRODUCTION—3.2%
Concho Resources Inc. *	395	11,333
Plains Exploration & Production Co. *	440	12,037
Quicksilver Resources Inc. *	895	8,315
Range Resources Corp.	170	7,040
		38,725
OIL & GAS REFINING & MARKETING—0.6%
Sunoco Inc.	290	6,728

PACKAGED FOODS & MEATS—1.8%
Hain Celestial Group Inc. *	660	10,303
Ralcorp Holdings Inc. *	170	10,355
		20,658
PHARMACEUTICALS—4.6%
Auxilium Pharmaceuticals Inc. *	405	12,709
Medicis Pharmaceutical Corp., CI. A	625	10,200
Mylan Inc. *	945	12,332
Optimer Pharmaceuticals Inc. *	905	13,548
Perrigo Co.	220	6,112
		54,901
PROPERTY & CASUALTY INSURANCE—0.7%
First Mercury Financial Corp.	585	8,055

RAILROADS—0.7%
Genesee & Wyoming Inc., CI. A*	335	8,881

REINSURANCE—0.6%
Platinum Underwriters Holdings Ltd.	265	7,576

RESEARCH & CONSULTING SERVICES—2.9%
FTI Consulting Inc. *	255	12,934
ICF International Inc. *	375	10,346
IHS Inc., CI. A *	215	10,722
		34,002
RESTAURANTS—0.7%
Darden Restaurants Inc.	250	8,245

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RETAIL REITS—0.4%
Regency Centers Corp.	150	$5,237

SECURITY & ALARM SERVICES—1.1%
Geo Group Inc., /The*	715	13,285

SEMICONDUCTORS—7.5%
Atheros Communications Inc. *	645	12,410
Marvell Technology Group Ltd. *	1,020	11,873
Mellanox Technologies Ltd. *	1,165	14,014
Microsemi Corp. *	450	6,210
Monolithic Power Systems Inc. *	650	14,566
Netlogic Microsystems Inc. *	270	9,844
ON Semiconductor Corp. *	1,650	11,319
Skyworks Solutions Inc. *	1,005	9,829
		90,065
SPECIALIZED REITS—0.7%
Host Hotels & Resorts Inc.	965	8,096

SPECIALTY CHEMICALS—0.7%
Nalco Holding Co.	490	8,252

SYSTEMS SOFTWARE—1.0%
Red Hat Inc.*	620	12,481

THRIFTS & MORTGAGE FINANCE—1.5%
Brookline Bancorp Inc.	755	7,037
People’s United Financial Inc.	605	9,098
TFS Financial Corp.	180	1,912
		18,047
WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp.*	545	13,374
TOTAL COMMON STOCKS (Cost $1,287,615)		1,169,851

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—2.6%
TIME DEPOSITS—2.6%
Citibank London, 0.03%, 7/01/09 (Cost $30,906)	30,906	30,906

Total Investments (Cost $1,318,521)(a)	101.0%	1,200,757
Liabilities in Excess of Other Assets	(1.0)	(11,825)

NET ASSETS	100.0%	$1,188,932

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted. See Note 4 to the Financial Statements.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At June 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,324,302 amounted to $123,545 which consisted of aggregate gross unrealized appreciation of $103,439 and aggregate gross unrealized depreciation of $226,984.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND | ALGER AMERICAN SMALLCAP GROWTH PORTFOLIO

Schedule of Investments‡  (Unaudited) June 30, 2009

	SHARES	VALUE
COMMON STOCKS—97.1%
AEROSPACE & DEFENSE—2.1%
BE Aerospace Inc. *	195,900	$2,813,124
Esterline Technologies Corp. *	77,950	2,110,107
Orbital Sciences Corp. *	130,000	1,972,100
		6,895,331
AIRLINES—0.8%
Airtran Holdings Inc.*	425,150	2,631,679

APPAREL RETAIL—2.9%
Aeropostale Inc. *	91,900	3,149,412
Chico’s FAS Inc. *	230,100	2,238,873
Childrens Place Retail Stores Inc., /The *	63,700	1,683,591
J Crew Group Inc. *	80,500	2,175,110
		9,246,986
APPLICATION SOFTWARE—9.1%
Ansys Inc. *	97,400	3,034,984
Concur Technologies Inc. *	86,100	2,675,988
Informatica Corp. *	176,500	3,034,035
Nice Systems Ltd. #*	135,100	3,116,757
Pegasystems Inc.	162,500	4,286,750
SolarWinds Inc. *	136,200	2,245,938
Solera Holdings Inc. *	146,500	3,721,100
Taleo Corp., CI. A *	216,700	3,959,109
TIBCO Software Inc. *	401,200	2,876,604
VanceInfo Technologies Inc. #*	68,400	1,010,268
		29,961,533
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
AllianceBernstein Holding LP	95,000	1,908,550

BIOTECHNOLOGY—4.9%
Alexion Pharmaceuticals Inc. *	105,700	4,346,384
Allos Therapeutics Inc. *	290,000	2,404,100
Cubist Pharmaceuticals Inc. *	91,500	1,677,195
OSI Pharmaceuticals Inc. *	79,200	2,235,816
Savient Pharmaceuticals Inc. *	155,900	2,160,774
Seattle Genetics Inc. *	190,900	1,855,548
United Therapeutics Corp. *	19,200	1,599,936
		16,279,753
CASINOS & GAMING—1.3%
Penn National Gaming Inc. *	88,700	2,582,057
WMS Industries Inc. *	53,000	1,670,030
		4,252,087
COMMUNICATIONS EQUIPMENT—3.9%
Brocade Communications Systems Inc. *	425,600	3,328,192
F5 Networks Inc. *	67,800	2,345,202
Polycom Inc. *	100,050	2,028,014
Riverbed Technology Inc. *	62,000	1,437,780
Starent Networks Corp. *	148,100	3,615,121
		12,754,309
COMPUTER STORAGE & PERIPHERALS—0.9%
Synaptics Inc.*	77,556	2,997,539

CONSTRUCTION & ENGINEERING—1.5%
Aecom Technology Corp. *	108,300	3,465,600
URS Corp. *	26,400	1,307,328
		4,772,928
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.4%
Bucyrus International Inc.	44,600	1,273,776

CONSUMER ELECTRONICS—0.4%
Harman International Industries Inc.	69,600	1,308,480

DATA PROCESSING & OUTSOURCED SERVICES—2.7%
TeleTech Holdings Inc. *	269,300	4,079,895
VeriFone Holdings Inc. *	217,100	1,630,421
Wright Express Corp. *	124,000	3,158,280
		8,868,596

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DISTILLERS & VINTNERS—0.8%
Central European Distribution Corp.*	103,500	$2,749,995

DISTRIBUTORS—1.1%
LKQ Corp.*	220,420	3,625,909

EDUCATION SERVICES—1.5%
American Public Education Inc. *	58,300	2,309,263
Corinthian Colleges Inc. *	159,700	2,703,721
		5,012,984
ELECTRIC UTILITIES—1.3%
ITC Holdings Corp.	90,500	4,105,080

ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
SunPower Corp., CI. B *	45,900	1,099,305
Woodward Governor Co.	164,800	3,263,040
		4,362,345
ENVIRONMENTAL & FACILITIES SERVICES—1.2%
Waste Connections Inc.*	146,500	3,795,815

FOOD RETAIL—0.8%
Whole Foods Market Inc.	130,400	2,474,992

FOOTWEAR—1.0%
Iconix Brand Group Inc.*	210,200	3,232,876

HEALTH CARE DISTRIBUTORS—1.9%
Owens & Minor Inc.	65,500	2,870,210
PharMerica Corp. *	162,400	3,187,912
		6,058,122
HEALTH CARE EQUIPMENT—3.9%
Insulet Corp. *	225,400	1,735,580
Masimo Corp. *	66,000	1,591,260
NuVasive Inc. *	94,600	4,219,160
Thoratec Corp. *	128,600	3,443,908
Wright Medical Group Inc. *	102,198	1,661,739
		12,651,647
HEALTH CARE FACILITIES—1.2%
Community Health Systems Inc.*	151,900	3,835,475

HEALTH CARE SERVICES—0.9%
Gentiva Health Services Inc.*	181,000	2,979,260

HEALTH CARE SUPPLIES—1.2%
Inverness Medical Innovations Inc.*	112,900	4,016,982

HEALTH CARE TECHNOLOGY—0.2%
Medidata Solutions Inc.*	38,700	633,906

HOTELS RESORTS & CRUISE LINES—0.8%
Orient-Express Hotels Ltd CI. A	288,900	2,452,761

HOUSEWARES & SPECIALTIES—0.8%
Tupperware Brands Corp.	102,100	2,656,642

INDUSTRIAL MACHINERY—2.4%
Actuant Corp., CI. A	161,000	1,964,200
Clarcor Inc.	83,300	2,431,527
RBC Bearings Inc. *	161,500	3,302,675
		7,698,402
INTERNET RETAIL—0.9%
NetFlix Inc. *	47,900	1,980,186
Shutterfly Inc. *	75,400	1,051,830
		3,032,016
INTERNET SOFTWARE & SERVICES—4.0%
GSI Commerce Inc. *	281,700	4,014,225
LogMein Inc. *	19,800	316,800
OpenTable Inc. *	30,000	905,100
SkillSoft PLC #*	437,200	3,410,160
VistaPrint Ltd. *	101,900	4,346,035
		12,992,320

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INVESTMENT BANKING & BROKERAGE—1.3%
Investment Technology Group Inc. *	138,800	$2,830,132
Lazard Ltd., CI. A	55,700	1,499,444
		4,329,576
IT CONSULTING & OTHER SERVICES—0.9%
Mantech International Corp., CI. A*	64,500	2,776,080

LEISURE FACILITIES—1.0%
Life Time Fitness Inc.*	161,350	3,228,614

LIFE SCIENCES TOOLS & SERVICES—2.5%
Bruker Corp. *	120,900	1,119,534
Icon PLC #*	160,700	3,467,906
Illumina Inc. *	3	117
Parexel International Corp. *	243,500	3,501,530
		8,089,087
MANAGED HEALTH CARE—1.1%
Amerigroup Corp.*	135,300	3,632,805

MARINE—0.3%
Genco Shipping & Trading Ltd.	47,100	1,023,012

METAL & GLASS CONTAINERS—1.0%
Silgan Holdings Inc.	69,800	3,422,294

MOVIES & ENTERTAINMENT—1.1%
Regal Entertainment Group, CI. A	269,200	3,577,668

MULTI-LINE INSURANCE—0.7%
Genworth Financial Inc. CI. A	316,385	2,211,531

OIL & GAS EQUIPMENT & SERVICES—1.3%
Acergy SA #	187,400	1,844,016
Dril-Quip Inc. *	64,995	2,476,310
		4,320,326
OIL & GAS EXPLORATION & PRODUCTION—2.8%
Comstock Resources Inc. *	43,300	1,431,065
Concho Resources Inc. *	104,030	2,984,620
Mariner Energy Inc. *	241,800	2,841,150
Penn Virginia Corp.	5,500	90,035
Quicksilver Resources Inc. *	176,300	1,637,827
		8,984,697
PACKAGED FOODS & MEATS—1.7%
Flowers Foods Inc.	127,000	2,773,680
Hain Celestial Group Inc. *	182,650	2,851,167
		5,624,847
PHARMACEUTICALS—3.5%
Auxilium Pharmaceuticals Inc. *	128,500	4,032,330
Medicis Pharmaceutical Corp., CI. A	172,200	2,810,304
Optimer Pharmaceuticals Inc. *	307,200	4,598,784
		11,441,418
PROPERTY & CASUALTY INSURANCE—0.6%
First Mercury Financial Corp.	145,370	2,001,745

RAILROADS—0.7%
Genesee & Wyoming Inc., CI. A*	91,400	2,423,014

REGIONAL BANKS—1.1%
Boston Private Financial Holdings Inc.	154,200	690,816
First Commonwealth Financial Corp.	238,100	1,509,554
Western Alliance Bancorp *	202,400	1,384,416
		3,584,786
REINSURANCE—0.8%
Platinum Underwriters Holdings Ltd.	89,800	2,567,382

RESEARCH & CONSULTING SERVICES—2.5%
FTI Consulting Inc. *	61,550	3,121,815
IHS Inc., CI. A *	59,600	2,972,252
Resources Connection Inc. *	115,600	1,984,852
		8,078,919

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—1.3%
Jack in the Box Inc. *	117,300	$2,633,385
McCormick & Schmick’s Seafood Restaurants Inc. *	218,750	1,664,688
		4,298,073
SECURITY & ALARM SERVICES—1.1%
Geo Group Inc., /The*	196,800	3,656,544

SEMICONDUCTOR EQUIPMENT—0.3%
ATMI Inc.*	54,700	849,491

SEMICONDUCTORS—6.9%
Atheros Communications Inc. *	167,000	3,213,080
Mellanox Technologies Ltd. *	319,273	3,840,854
Microsemi Corp. *	166,100	2,292,180
Monolithic Power Systems Inc. *	155,300	3,480,273
Netlogic Microsystems Inc. *	97,200	3,543,912
ON Semiconductor Corp. *	455,300	3,123,358
Skyworks Solutions Inc. *	297,500	2,909,550
		22,403,207
SPECIALTY CHEMICALS—0.7%
Nalco Holding Co.	134,100	2,258,244

SPECIALTY STORES—0.2%
Office Depot Inc.*	157,700	719,112

THRIFTS & MORTGAGE FINANCE—0.9%
Brookline Bancorp Inc.	323,700	3,016,884

WIRELESS TELECOMMUNICATION SERVICES—2.1%
SBA Communications Corp. *	152,050	3,731,307
Syniverse Holdings Inc. *	184,600	2,959,138
		6,690,445
TOTAL COMMON STOCKS (Cost $340,482,467)		316,728,877

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—2.7%
TIME DEPOSITS—2.7%
Citibank London, 0.03%, 7/01/09 (Cost $8,847,811)	8,847,811	8,847,811

Total Investments (Cost $349,330,278)(a)	99.8%	325,576,688
Other Assets in Excess of Liabilities	0.2	708,046

NET ASSETS	100.0%	$326,284,734

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted. See Note 4 to the Financial Statements.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At June 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $349,970,383 amounted to $24,393,695 which consisted of aggregate gross unrealized appreciation of $30,602,529 and aggregate gross unrealized depreciation of $54,996,224.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND | ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

Schedule of Investments‡  (Unaudited) June 30, 2009

	SHARES	VALUE
COMMON STOCKS—97.8%
AEROSPACE & DEFENSE—3.8%
Boeing Co., /The	7,500	$318,750
General Dynamics Corp.	5,700	315,723
Lockheed Martin Corp.	5,950	479,867
		1,114,340
AIR FREIGHT & LOGISTICS—1.6%
FedEx Corp.	4,500	250,290
United Parcel Service Inc., CI. B	4,550	227,455
		477,745
ALUMINUM—0.5%
Alcoa Inc.	13,150	135,840

ASSET MANAGEMENT & CUSTODY BANKS—1.5%
AllianceBernstein Holding LP	12,250	246,103
Legg Mason Inc.	8,250	201,135
		447,238
BIOTECHNOLOGY—1.4%
Celgene Corp. *	5,100	243,984
Gilead Sciences Inc. *	3,800	177,992
		421,976
CABLE & SATELLITE—1.0%
Comcast Corp., CI. A	9,750	137,475
Scripps Networks Interactive Inc.	6,350	176,721
		314,196
COMMUNICATIONS EQUIPMENT—1.4%
Cisco Systems Inc.*	22,530	419,959

COMPUTER HARDWARE—4.5%
Apple Inc. *	2,000	284,860
Hewlett-Packard Co.	16,100	622,264
International Business Machines Corp.	4,500	469,890
		1,377,014
COMPUTER STORAGE & PERIPHERALS—0.7%
Seagate Technology	19,100	199,786

CONSTRUCTION & ENGINEERING—1.1%
Aecom Technology Corp. *	3,300	105,600
Fluor Corp.	4,500	230,805
		336,405
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.2%
Caterpillar Inc.	4,250	140,420
Oshkosh Corp.	14,600	212,284
		352,704
CONSUMER ELECTRONICS—0.5%
Harman International Industries Inc.	7,450	140,060

DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Mastercard Inc.	500	83,655

DIVERSIFIED BANKS—1.4%
Wells Fargo & Co.	17,500	424,550

DIVERSIFIED CHEMICALS—0.8%
Dow Chemical Co., /The	6,200	100,068
EI Du Pont de Nemours & Co.	7,050	180,620
		280,688
DRUG RETAIL—1.1%
CVS Caremark Corp.	10,050	320,294

ELECTRIC UTILITIES—1.6%
Entergy Corp.	1,950	151,164
Exelon Corp.	6,400	327,744
		478,908
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
General Cable Corp.*	3,900	146,562

	SHARES	VALUE
COMMON STOCKS—(CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
IESI-BFC Ltd.	13,300	$154,945

FOOTWEAR—0.3%
NIKE Inc., CI. B	1,900	98,382

GENERAL MERCHANDISE STORES—0.3%
Dollar Tree Inc.*	2,450	103,145

GOLD—0.9%
Goldcorp Inc.	4,850	168,538
Yamana Gold Inc.	10,750	95,030
		263,568
HEALTH CARE DISTRIBUTORS—0.4%
Cardinal Health Inc.	3,650	111,508

HEALTH CARE EQUIPMENT—2.8%
Boston Scientific Corp. *	23,150	234,741
Medtronic Inc.	4,600	160,494
St. Jude Medical Inc. *	7,250	297,975
Zimmer Holdings Inc. *	3,350	142,710
		835,920
HEALTH CARE SERVICES—0.5%
Quest Diagnostics Inc.	2,850	160,826

HOME ENTERTAINMENT SOFTWARE—1.6%
Nintendo Co., Ltd. #	7,150	246,461
Take-Two Interactive Software Inc.	24,000	227,280
		473,741
HOME IMPROVEMENT RETAIL—1.4%
Lowe’s Companies, Inc.	21,500	417,315

HOMEBUILDING—1.1%
Toll Brothers Inc.*	19,850	336,855

HOTELS RESORTS & CRUISE LINES—0.2%
Carnival Corp.	2,800	72,156

HOUSEHOLD PRODUCTS—1.5%
Procter & Gamble Co., /The	9,016	460,718

HYPERMARKETS & SUPER CENTERS—2.1%
Wal-Mart Stores Inc.	12,850	622,454

INDUSTRIAL CONGLOMERATES—1.8%
General Electric Co.	20,650	242,018
McDermott International Inc. *	6,800	138,108
Tyco International Ltd.	6,450	167,571
		547,697
INSURANCE BROKERS—0.4%
Willis Group Holdings Ltd.	4,650	119,645

INTEGRATED OIL & GAS—5.9%
Chevron Corp.	4,400	291,500
ConocoPhillips	5,500	231,330
Exxon Mobil Corp.	13,600	950,775
Hess Corp.	5,650	303,688
		1,777,293
INTEGRATED TELECOMMUNICATION SERVICES—4.0%
AT&T Inc.	38,500	956,340
Frontier Communications Corp.	16,300	116,382
Verizon Communications Inc.	4,150	127,530
		1,200,252
INTERNET SOFTWARE & SERVICES—3.7%
eBay Inc. *	15,750	269,798
Google Inc., CI. A *	700	295,112
IAC/InterActiveCorp. *	18,325	294,116
Limelight Networks Inc. *	24,600	108,240
Yahoo! Inc. *	9,745	152,607
		1,119,873

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INVESTMENT BANKING & BROKERAGE—1.7%
Goldman Sachs Group Inc., /The	900	$132,696
Morgan Stanley	12,900	367,778
		500,474
LEISURE PRODUCTS—0.5%
Coach Inc.	5,700	153,216

LIFE & HEALTH INSURANCE—0.8%
MetLife Inc.	2,300	69,023
Prudential Financial Inc.	4,650	173,073
		242,096
LIFE SCIENCES TOOLS & SERVICES—0.3%
Covance Inc.*	1,850	91,020

MANAGED HEALTH CARE—0.8%
UnitedHealth Group Inc.	10,150	253,547

METAL & GLASS CONTAINERS—0.3%
Owens-Illinois Inc.*	2,850	79,829

MOVIES & ENTERTAINMENT—4.1%
Marvel Entertainment Inc. *	4,250	151,258
Regal Entertainment Group, CI. A	26,350	350,191
Viacom Inc., CI. B *	10,650	241,755
World Wrestling Entertainment Inc.	36,250	455,299
		1,198,503
OFFICE REITS—0.7%
Digital Realty Trust Inc.	6,050	216,893

OIL & GAS DRILLING—1.6%
Diamond Offshore Drilling Inc.	2,150	178,558
Transocean Ltd. *	4,167	309,566
		488,124
OIL & GAS EQUIPMENT & SERVICES—1.5%
Baker Hughes Inc.	10,500	382,620
Smith International Inc.	2,900	74,675
		457,295
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Anadarko Petroleum Corp.	5,900	267,801
Chesapeake Energy Corp.	7,250	143,768
		411,569
OTHER DIVERSIFIED FINANCIAL SERVICES—2.0%
Bank of America Corp.	9,950	131,340
JPMorgan Chase & Co.	14,300	487,772
		619,112
PACKAGED FOODS & MEATS—2.0%
General Mills Inc.	2,600	145,652
Kraft Foods Inc., CI. A	17,417	441,347
		586,999
PHARMACEUTICALS—6.6%
Abbott Laboratories	13,200	620,927
Johnson & Johnson	9,350	531,080
Merck & Co., Inc.	8,150	227,874
Pfizer Inc.	34,350	515,250
Wyeth	2,000	90,780
		1,985,911
PROPERTY & CASUALTY INSURANCE—0.5%
Travelers Cos. Inc., /The	3,450	141,588

REGIONAL BANKS—0.8%
Regions Financial Corp.	59,950	242,198

RESEARCH & CONSULTING SERVICES—0.6%
FTI Consulting Inc.*	3,850	195,272

RESTAURANTS—2.4%
Burger King Holdings Inc.	7,950	137,297
McDonald’s Corp.	6,300	362,186

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—(CONT.)
Starbucks Corp. *	14,550	$202,100
		701,583
SEMICONDUCTORS—1.7%
Intel Corp.	11,650	192,807
Intersil Corp.	5,500	69,135
Maxim Integrated Products Inc.	10,650	167,099
Taiwan Semiconductor Manufacturing Co., Ltd. #	9,450	88,925
		517,966
SOFT DRINKS—4.2%
Coca-Cola Co., /The	11,250	539,888
Hansen Natural Corp. *	4,850	149,477
PepsiCo Inc.	10,950	601,811
		1,291,176
SPECIALIZED FINANCE—0.9%
CME Group Inc.	636	197,865
NYSE Euronext	2,250	61,313
		259,178
SPECIALIZED REITS—0.9%
Host Hotels & Resorts Inc.	31,550	264,705

SYSTEMS SOFTWARE—3.5%
Microsoft Corp.	44,500	1,057,765

THRIFTS & MORTGAGE FINANCE—0.5%
People’s United Financial Inc.	9,800	147,392

TOBACCO—2.7%
Altria Group Inc.	23,650	387,624
Philip Morris International Inc.	9,550	416,570
		804,194
TRUCKING—0.5%
Hertz Global Holdings Inc.*	19,300	154,207
TOTAL COMMON STOCKS (Cost $37,441,090)		29,410,025
CONVERTIBLE PREFERRED STOCK—0.9%
DIVERSIFIED METALS & MINING—0.9%
Freeport-McMoRan Copper & Gold Inc., 6.75%, 5/1/2010*,(L2)(a) (Cost $367,073)	3,400	271,150
PREFERRED STOCKS—1.0%
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
JPMorgan Chase & Co., 8.63%, 9/1/2013* (Cost $282,500)	11,300	287,472

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BONDS—0.4%
OIL & GAS DRILLING—0.4%
Transocean Inc., 1.50%, 12/15/37(L2) (Cost $125,000)	125,000	110,781

Total Investments (Cost $38,215,663)(b)	100.1%	30,079,428
Liabilities in Excess of Other Assets	(0.1)	(19,830)

NET ASSETS	100.0%	$30,059,598

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted. See Note 4 to the Financial Statements.

*	Non-income producing security.
#	American Depositary Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.

(b)

At June 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $38,356,267 amounted to $8,276,839 which consisted of aggregate gross unrealized appreciation of $1,225,725 and aggregate gross unrealized depreciation of $9,502,564.

(L2)	Security classified as Level 2 for FAS 157 disclosure purposes based on valuation inputs. See Note 4 to the Financial Statements.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND | ALGER AMERICAN BALANCED PORTFOLIO

Schedule of Investments‡ (Unaudited) June 30, 2009

	SHARES	VALUE
COMMON STOCKS—53.9%
AEROSPACE & DEFENSE—2.5%
BE Aerospace Inc. *	20,300	$291,508
Boeing Co., /The	14,500	616,250
General Dynamics Corp.	11,700	648,063
ITT Corp.	6,700	298,150
Lockheed Martin Corp.	12,900	1,040,385
		2,894,356
AIR FREIGHT & LOGISTICS—0.6%
FedEx Corp.	3,300	183,546
United Parcel Service Inc., Cl. B	11,700	584,883
		768,429
APPLICATION SOFTWARE—0.2%
Intuit Inc.*	6,600	185,856

ASSET MANAGEMENT & CUSTODY BANKS—0.6%
AllianceBernstein Holding LP	7,300	146,657
Invesco Ltd.	9,700	172,854
Legg Mason Inc.	18,000	438,840
		758,351
BIOTECHNOLOGY—0.7%
Celgene Corp. *	11,100	531,024
Gilead Sciences Inc. *	6,800	318,512
		849,536
CABLE & SATELLITE—0.6%
Comcast Corp., Cl. A	21,400	301,740
Scripps Networks Interactive Inc.	13,500	375,705
		677,445
CASINOS & GAMING—0.2%
International Game Technology	14,800	235,320

COAL & CONSUMABLE FUELS—0.2%
Peabody Energy Corp.	8,200	247,312

COMMUNICATIONS EQUIPMENT—1.8%
Cisco Systems Inc. *	67,500	1,258,200
Qualcomm Inc.	6,400	289,280
Research In Motion Ltd. *	7,900	561,295
		2,108,775
COMPUTER HARDWARE—3.5%
Apple Inc. *	14,200	2,022,506
Hewlett-Packard Co.	32,500	1,256,125
International Business Machines Corp.	9,500	991,990
		4,270,621
COMPUTER STORAGE & PERIPHERALS—0.8%
EMC Corp. *	57,800	757,180
NetApp Inc. *	7,400	145,928
		903,108
CONSTRUCTION & ENGINEERING—0.7%
Aecom Technology Corp. *	7,200	230,400
Fluor Corp.	8,500	435,965
Foster Wheeler AG *	7,900	187,625
		853,990
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Caterpillar Inc.	10,000	330,400
Deere & Co.	6,800	271,660
Joy Global Inc.	3,900	139,308
		741,368
CONSUMER ELECTRONICS—0.5%
Harman International Industries Inc.	16,300	306,440
Sony Corp. #	11,200	289,632
		596,072
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Mastercard Inc.	2,600	435,006

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED BANKS—0.6%
Wells Fargo & Co.	28,300	$686,558

DIVERSIFIED CHEMICALS—0.3%
EI Du Pont de Nemours & Co.	14,500	371,490

DRUG RETAIL—1.1%
CVS Caremark Corp.	20,500	653,335
Walgreen Co.	23,700	696,780
		1,350,115
ENVIRONMENTAL & FACILITIES SERVICES—0.1%
IESI-BFC Ltd.	14,600	170,090

FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
Monsanto Co.	5,300	394,002

FOOD RETAIL—0.3%
Kroger Co., /The	18,400	405,720

FOOTWEAR—0.4%
NIKE Inc., Cl. B	9,600	497,088

GENERAL MERCHANDISE STORES—0.3%
Target Corp.	9,000	355,230

GOLD—0.5%
Goldcorp Inc.	7,300	253,675
Yamana Gold Inc.	32,400	286,416
		540,091
HEALTH CARE EQUIPMENT—2.0%
Beckman Coulter Inc.	5,300	302,842
Boston Scientific Corp. *	47,500	481,650
Covidien PLC	4,600	172,224
Hologic Inc. *	15,100	214,873
Medtronic Inc.	9,300	324,477
St. Jude Medical Inc. *	15,000	616,500
Zimmer Holdings Inc. *	7,300	310,980
		2,423,546
HEALTH CARE SERVICES—0.3%
Quest Diagnostics Inc.	5,600	316,008

HEALTH CARE SUPPLIES—0.4%
Inverness Medical Innovations Inc.*	14,000	498,120

HOME ENTERTAINMENT SOFTWARE—1.2%
Electronic Arts Inc. *	15,700	341,004
Nintendo Co., Ltd. #	15,700	541,179
Take-Two Interactive Software Inc.	51,300	485,811
		1,367,994
HOMEBUILDING—0.6%
Toll Brothers Inc.*	38,500	653,345

HOTELS RESORTS & CRUISE LINES—0.1%
Carnival Corp.	4,900	126,273

HOUSEHOLD PRODUCTS—0.8%
Procter & Gamble Co., /The	19,300	986,230

HYPERMARKETS & SUPER CENTERS—1.2%
Costco Wholesale Corp.	5,700	260,490
Wal-Mart Stores Inc.	24,300	1,177,092
		1,437,582
INDUSTRIAL CONGLOMERATES—1.2%
3M Co.	10,000	601,000
General Electric Co.	22,400	262,528
McDermott International Inc. *	14,800	300,588
Tyco International Ltd.	8,500	220,830
		1,384,946
INDUSTRIAL GASES—0.2%
Praxair Inc.	3,000	213,210

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INSURANCE BROKERS—0.2%
Willis Group Holdings Ltd.	7,600	$195,548

INTEGRATED OIL & GAS—2.2%
Chevron Corp.	2,400	159,000
Exxon Mobil Corp.	18,200	1,272,362
Hess Corp.	12,300	661,125
Petroleo Brasileiro SA #	12,900	528,642
		2,621,129
INTEGRATED TELECOMMUNICATION SERVICES—0.4%
AT&T Inc.	21,100	524,124

INTERNET RETAIL—0.6%
Amazon.com Inc. *	3,300	276,078
Expedia Inc. *	25,200	380,772
		656,850
INTERNET SOFTWARE & SERVICES—2.3%
eBay Inc. *	37,850	648,371
Google Inc., Cl. A *	2,200	927,497
IAC/InterActiveCorp. *	46,450	745,523
Yahoo! Inc. *	30,800	482,328
		2,803,719
INVESTMENT BANKING & BROKERAGE—0.7%
Goldman Sachs Group Inc., /The	1,300	191,672
Morgan Stanley	21,500	612,965
		804,637
IT CONSULTING & OTHER SERVICES—0.5%
Cognizant Technology Solutions Corp., Cl. A*	20,200	539,340

LEISURE PRODUCTS—0.3%
Coach Inc.	12,500	336,000

LIFE & HEALTH INSURANCE—0.3%
Prudential Financial Inc.	10,200	379,644

LIFE SCIENCES TOOLS & SERVICES—0.6%
Covance Inc. *	3,600	177,120
Thermo Fisher Scientific Inc. *	13,800	562,626
		739,746
MANAGED HEALTH CARE—0.6%
Aetna Inc.	7,800	195,390
UnitedHealth Group Inc.	22,100	552,058
		747,448
METAL & GLASS CONTAINERS—0.2%
Owens-Illinois Inc.*	9,300	260,493

MOVIES & ENTERTAINMENT—1.0%
Marvel Entertainment Inc. *	9,100	323,869
Regal Entertainment Group, Cl. A	35,200	467,808
Viacom Inc., Cl. B *	23,700	537,990
		1,329,667
OFFICE REITS—0.4%
Digital Realty Trust Inc.	11,700	419,445

OIL & GAS DRILLING—0.6%
Transocean Ltd.*	9,083	674,776

OIL & GAS EQUIPMENT & SERVICES—0.7%
Baker Hughes Inc.	6,500	236,860
Cameron International Corp. *	14,900	421,670
Smith International Inc.	6,000	154,500
		813,030
OIL & GAS EXPLORATION & PRODUCTION—1.0%
Anadarko Petroleum Corp.	12,900	585,531
Chesapeake Energy Corp.	32,300	640,509
		1,226,040
OTHER DIVERSIFIED FINANCIAL SERVICES—1.4%
Bank of America Corp.	21,600	285,120

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OTHER DIVERSIFIED FINANCIAL SERVICES—(CONT.)
JPMorgan Chase & Co.	37,900	$1,292,769
		1,577,889
PACKAGED FOODS & MEATS—0.7%
General Mills Inc.	3,400	190,468
Kraft Foods Inc., Cl. A	27,500	696,850
		887,318
PHARMACEUTICALS—3.1%
Abbott Laboratories	23,000	1,081,920
Johnson & Johnson	14,100	800,880
Merck & Co., Inc.	14,800	413,808
Mylan Inc. *	37,300	486,765
Shire PLC #	8,600	356,728
Wyeth	9,400	426,666
		3,566,767
PROPERTY & CASUALTY INSURANCE—0.3%
Travelers Cos. Inc., /The	7,900	324,216

RAILROADS—0.3%
Burlington Northern Santa Fe Corp.	4,600	338,284

REGIONAL BANKS—0.4%
Regions Financial Corp.	130,500	527,220

RESEARCH & CONSULTING SERVICES—0.4%
FTI Consulting Inc.*	9,000	456,480

RESTAURANTS—1.1%
Cheesecake Factory Inc., /The *	24,100	416,930
McDonald’s Corp.	7,100	408,179
Starbucks Corp. *	33,700	468,093
		1,293,202
SEMICONDUCTOR EQUIPMENT—0.3%
Lam Research Corp.*	11,400	296,400

SEMICONDUCTORS—0.9%
Intel Corp.	51,900	858,945
Skyworks Solutions Inc. *	16,700	163,326
		1,022,271
SOFT DRINKS—2.3%
Coca-Cola Co., /The	23,000	1,103,770
Hansen Natural Corp. *	10,500	323,610
PepsiCo Inc.	22,000	1,209,120
		2,636,500
SPECIALIZED FINANCE—0.7%
CME Group Inc.	1,328	413,154
Hong Kong Exchanges and Clearing Ltd.	21,700	338,238
NYSE Euronext	4,500	122,625
		874,017
SPECIALIZED REITS—0.1%
Host Hotels & Resorts Inc.	19,200	161,088

SYSTEMS SOFTWARE—1.7%
Microsoft Corp.	90,150	2,142,866

TOBACCO—1.5%
Altria Group Inc.	44,000	721,160
Philip Morris International Inc.	21,000	916,020
		1,637,180
TRUCKING—0.3%
Hertz Global Holdings Inc.*	42,000	335,580

TOTAL COMMON STOCKS (Cost $79,150,265)		63,852,097

	SHARES	VALUE
PREFERRED STOCKS—0.3%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.3%
JPMorgan Chase & Co., 8.63%, 9/1/2013* (Cost $355,000)	14,200	$361,248

	PRINCIPAL
	AMOUNT
CORPORATE BONDS—25.5%
AEROSPACE & DEFENSE—0.3%
Boeing Co., /The, 5.00%, 3/15/14(L2)	350,000	368,873

ALUMINUM—0.2%
Alcoa Inc., 5.55%, 2/1/17(L2)	350,000	296,029

CABLE & SATELLITE—0.5%
Comcast Corp.,, 5.70%, 7/1/19(L2)	625,000	620,492

CASINOS & GAMING—1.7%
MGM Mirage Inc., 10.38%, 5/15/14(L2)(a)	650,000	677,625
Penn National Gaming Inc., 6.88%, 12/1/11(L2)	680,000	669,800
Scientific Games Corp., 7.88%, 6/15/16(L2)(a)	100,000	95,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 6.63%, 12/1/14(L2)	575,000	508,875
		1,951,800
COMMUNICATIONS EQUIPMENT—0.3%
Cisco Systems Inc., 4.95%, 2/15/19(L2)	350,000	350,646

COMPUTER HARDWARE—0.6%
Hewlett-Packard Co., 6.13%, 3/1/14(L2)	600,000	662,039

CONSTRUCTION MATERIALS—0.2%
Owens Corning, 9.00%, 6/15/19(L2)	250,000	242,883

CONSUMER FINANCE—1.7%
American Express Credit Corp., 7.30%, 8/20/13(L2)	600,000	624,377
Capital One Bank USA NA, 8.80%, 7/15/19(L2)	1,400,000	1,432,644
		2,057,021
DIVERSIFIED METALS & MINING—0.4%
Anglo American Capital PLC, 9.38%, 4/8/14(L2)(a)	350,000	380,553

ELECTRIC UTILITIES—0.5%
Florida Power Corp., 5.80%, 9/15/17(L2)	600,000	648,805

FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
Potash Corp., of Saskatchewan Inc., 5.25%, 5/15/14(L2)	275,000	284,101

GENERAL MERCHANDISE STORES—0.8%
Target Corp., 5.38%, 5/1/17(L2)	865,000	891,230

HOMEBUILDING—0.6%
Lennar Corp., 12.25%, 6/1/17(L2)(a)	650,000	685,750

INDUSTRIAL CONGLOMERATES—2.0%
GE Capital Commercial Mortgage Corp, 6.59%, 8/11/33(L2)	1,000,000	998,757
General Electric Capital Corp., 4.80%, 5/1/13(L2)	1,000,000	1,001,954
Tyco International Finance SA, 8.50%, 1/15/19(L2)	320,000	355,399
		2,356,110
INDUSTRIAL MACHINERY—0.0%
Systems 2001 AT LLC, 6.66%, 9/15/13(L2)(a)	4,247	4,247

INTEGRATED OIL & GAS—0.6%
BP Capital Markets PLC, 5.25%, 11/7/13(L2)	600,000	644,612

INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Verizon Wireless Capital LLC, 7.38%, 11/15/13(L2)(a)	600,000	671,737

INTERNET RETAIL—0.5%
Expedia Inc., 7.46%, 8/15/18(L2)	675,000	644,625

INVESTMENT BANKING & BROKERAGE—2.3%
Goldman Sachs Group Inc., /The, 3.25%, 6/15/12(L2)	600,000	621,374
Goldman Sachs Group Inc., /The, 7.50%, 2/15/19(L2)	600,000	643,572
Jefferies Group Inc., 8.50%, 7/15/19(L2)	750,000	745,215
Morgan Stanley, 2.90%, 12/1/10(L2)	600,000	617,064
		2,627,225
LIFE & HEALTH INSURANCE—0.8%
Lincoln National Corp., 8.75%, 7/1/19(L2)	350,000	353,547

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—(CONT.)
LIFE & HEALTH INSURANCE—(CONT.)
MetLife Inc., 6.75%, 6/1/16(L2)	$325,000	$331,321
Prudential Financial Inc., 7.38%, 6/15/19(L2)	300,000	295,060
		979,928
MANAGED HEALTH CARE—0.4%
Cigna Corp., 5.38%, 3/15/17(L2)	500,000	428,140

MOVIES & ENTERTAINMENT—0.1%
Time Warner Cable Inc., 8.25%, 2/14/14(L2)	125,000	140,247

MULTI-UTILITIES—0.6%
CenterPoint Energy Transition Bond Co., LLC, 4.97%, 8/1/14(L2)	640,879	670,070

OFFICE ELECTRONICS—0.2%
Xerox Corp., 8.25%, 5/15/14(L2)	250,000	260,224

OIL & GAS DRILLING—0.5%
Pride International Inc., 8.50%, 6/15/19(L2)	625,000	620,313

OIL & GAS EQUIPMENT & SERVICES—0.3%
Weatherford International Ltd., 9.63%, 3/1/19(L2)	350,000	412,416

OIL & GAS EXPLORATION & PRODUCTION—0.8%
Devon Energy Corp., 6.30%, 1/15/19(L2)	350,000	374,690
PetroHawk Energy Corp., 7.88%, 6/1/15(L2)	150,000	139,500
Williams Cos Inc., /The, 8.75%, 1/15/20(L2)(a)	350,000	365,504
		879,694
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16(L2)	653,000	625,248

OTHER DIVERSIFIED FINANCIAL SERVICES—1.9%
Citigroup Inc., 8.50%, 5/22/19(L2)	600,000	611,356
JPMorgan Chase & Co., 7.90%, 12/30/49(L2)	1,000,000	877,530
Nissan Auto Receivables Owner Trust, 3.20%, 2/15/13(L2)	650,000	658,840
		2,147,726
PACKAGED FOODS & MEATS—0.4%
General Mills Inc., 5.65%, 2/15/19(L2)	300,000	314,131
Kraft Foods Inc., 6.75%, 2/19/14(L2)	125,000	137,233
		451,364
PHARMACEUTICALS—1.0%
Astrazeneca PLC, 5.40%, 6/1/14(L2)	600,000	650,001
Roche Holdings Inc., 5.00%, 3/1/14(L2)(a)	600,000	628,193
		1,278,194
PROPERTY & CASUALTY INSURANCE—1.0%
Liberty Mutual Group Inc., 7.80%, 3/15/37(L2)(a)	1,350,000	757,372
XL Capital Ltd., 6.25%, 5/15/27(L2)	650,000	462,799
		1,220,171
RAILROADS—0.3%
Norfolk Southern Corp., 5.75%, 4/1/18(L2)	375,000	384,077

RETAIL REITS—0.3%
Simon Property Group LP, 6.75%, 5/15/14(L2)	340,000	341,983

SEMICONDUCTORS—0.3%
Analog Devices, 5.00%, 7/1/14(L2)	350,000	350,981

SOFT DRINKS—0.6%
Coco-Cola Co.,/The, 4.88%, 3/15/19(L2)	700,000	720,661

SYSTEMS SOFTWARE—0.5%
Oracle Corp, 3.75%, 7/8/14(L2)	650,000	650,293

WIRELESS TELECOMMUNICATION SERVICES—1.0%
American Tower Trust, 5.96%, 4/15/37(L2)(a)	1,500,000	1,282,675

TOTAL CORPORATE BONDSs (Cost $29,993,657)		30,233,183

	PRINCIPAL
	AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—1.7%
GOLD—0.6%
Anglogold Holdings Ltd., 3.50%, 5/22/14(L2)(a)	$650,000	$673,107

HEALTH CARE FACILITIES—0.5%
LifePoint Hospitals Inc., 3.50%, 5/15/14(L2)	675,000	545,063

MULTI-UTILITIES—0.4%
CMS Energy Corp., 5.50%, 6/15/29(L2)	500,000	522,500

OIL & GAS DRILLING—0.2%
Transocean Inc., 1.50%, 12/15/37(L2)	300,000	265,875

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,004,687)		2,006,545

	PRINCIPAL
	AMOUNT
U.S. GOVERNMENT & AGENCY OBLIGATIONS—17.7% (b)
Fannie Mae Pool,
5.00%, 4/01/18 (L2)	760,226	792,252
Fannie Mae REMICS,
5.50%, 10/25/20 (L2)	1,350,000	1,406,048
6.00%, 4/25/35 (L2)	1,800,000	1,886,596
Federal Home Loan Banks,
5.38%, 6/08/12 (L2)	200,000	219,892
Federal National Mortgage Association,
5.00%, 2/13/17 (L2)	1,400,000	1,529,991
Freddie Mac REMICS,
5.50%, 7/15/10 (L2)	160,388	161,031
6.00%, 8/15/29 (L2)	1,880,000	1,962,485
5.00%, 4/15/31 (L2)	1,040,000	1,087,182
5.00%, 12/15/32 (L2)	1,650,000	1,678,132
6.00%, 3/15/36 (L2)	877,477	884,299
Government National Mortgage Association,
5.00%, 5/16/29 (L2)	964,415	987,866
SLM Corp.,
5.40%, 10/25/11 (L2)	650,000	584,909
United States Treasury Note/Bond,
5.00%, 8/15/11 (L2)	1,285,000	1,390,211
1.13%, 1/15/12 (L2)	1,400,000	1,391,471
1.50%, 12/31/13 (L2)	1,400,000	1,348,922
4.25%, 11/15/14 (L2)	900,000	969,469
4.50%, 2/15/16 (L2)	640,000	694,250
4.75%, 8/15/17 (L2)	640,000	701,800
3.50%, 2/15/18 (L2)	150,000	150,785
5.25%, 11/15/28 (L2)	1,000,000	1,124,688

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $20,447,803)		20,952,279

SHORT-TERM INVESTMENTS—0.4%
TIME DEPOSITS—0.4%
Citibank London, 0.03%, 7/01/09 (Cost $425,776)	425,776	425,776

Total Investments (Cost $132,377,188)(c)	99.5%	117,831,128
Other Assets in Excess of Liabilities	0.5	639,214

NET ASSETS	100.0%	$118,470,342

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted. See Note 4 to the Financial Statements.

*	Non-income producing security.

#	American Depositary Receipts.

(a)            Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 5.3%, of the net assets of the Fund.

(b)            Securities issued by these agencies are neither guaranteed nor issued by the United States Government.

(c)             At June 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $132,670,906 amounted to $14,839,778 which consisted of aggregate gross unrealized appreciation of $4,700,572 and aggregate gross unrealized depreciation of $19,540,350.

(L2) Security classified as Level 2 for FAS 157 disclosure purposes based on valuation inputs. See Note 4 to the Financial Statements.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND

Statements of Assets and Liabilities (Unaudited) June 30, 2009

	American	American		American	American	American
	Capital	LargeCap	American	SMidCap	SmallCap	Income and	American
	Appreciation	Growth	MidCap Growth	Growth	Growth	Growth	Balanced
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities, at value (Identified cost)* see accompanying schedules of investments	$210,526,732	$293,700,751	$155,334,302	$1,200,757	$325,576,688	$30,079,428	$117,831,128
Cash	1,215	—	184,897	—	—	—	—
Receivable for investment securities sold	6,141,325	3,504,664	9,135,311	30,520	8,167,405	382,507	2,520,524
Receivable for shares of beneficial interest sold	167,522	112,698	100,074	—	33,272	9,577	22,166
Dividends and interest receivable	151,702	368,112	56,934	261	54,119	41,493	622,315
Receivable from Investment Manager	—	—	—	13,524	—	—	—
Prepaid expenses	15,519	31,206	12,969	521	21,826	3,191	10,385
Total Assets	217,004,015	297,717,431	164,824,487	1,245,583	333,853,310	30,516,196	121,006,518
LIABILITIES:
Payable for investment securities purchased	8,102,689	3,297,447	7,481,808	36,689	7,001,433	308,753	2,276,519
Payable for foreign currency contracts	70	30	16	—	—	—	7
Due to custodian	—	—	—	—	—	89,206	—
Payable for shares of beneficial interest redeemed	302,118	251,172	350,195	—	210,000	7,763	132,871
Accrued investment advisory fees	142,165	185,784	105,088	835	229,678	14,146	70,163
Accrued transfer agent fees	11,184	13,417	8,957	73	18,058	995	5,540
Accrued distribution fees	2,164	1,725	1,702	—	10,348	—	54
Accrued administrative fees	5,044	7,196	3,803	28	7,798	727	2,880
Accrued other expenses	88,494	118,693	98,142	19,026	91,261	35,008	48,142
Total Liabilities	8,653,928	3,875,464	8,049,711	56,651	7,568,576	456,598	2,536,176
NET ASSETS	$208,350,087	$293,841,967	$156,774,776	$1,188,932	$326,284,734	$30,059,598	$118,470,342
Net Assets Consist of:
Paid in capital	326,112,768	668,050,414	299,692,823	2,009,146	421,721,850	69,429,977	163,036,158
Undistributed net investment income (accumulated loss)	892,219	1,585,015	49,019	(2,674)	(877,818)	374,028	1,546,455
Undistributed net realized gain (accumulated loss)	(116,460,631)	(339,591,306)	(135,718,578)	(699,776)	(70,805,708)	(31,608,172)	(31,566,248)
Net unrealized depreciation on investments	(2,194,269)	(36,202,156)	(7,248,488)	(117,764)	(23,753,590)	(8,136,235)	(14,546,023)
NET ASSETS	$208,350,087	$293,841,967	$156,774,776	$1,188,932	$326,284,734	$30,059,598	$118,470,342
Class O — Net Asset Value Per Share	$36.04	$30.36	$8.45	$5.85	$20.87	$7.61	$9.24
Class S — Net Asset Value Per Share	$35.37	$30.06	$8.22	$—	$20.50	$—	$10.08
SHARES OF BENEFICIAL INTEREST OUTSTANDING— NOTE 7
Class O	5,508,367	9,423,365	17,642,156	203,139	13,364,936	3,950,377	12,801,658
Class S	278,060	257,800	936,445	—	2,312,877	—	24,415
*Identified Cost	$212,721,065	$329,902,945	$162,583,024	$1,318,521	$349,330,278	$38,215,663	$132,377,188

See Notes to Financial Statements.

THE ALGER AMERICAN FUND

Statements of Operations (Unaudited)

For the six months ended June 30, 2009

	American	American		American	American	American
	Capital	LargeCap	American	SMidCap	SmallCap	Income and	American
	Appreciation	Growth	MidCap Growth	Growth	Growth	Growth	Balanced
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
INCOME:
Dividends (net of foreign withholding taxes*)	$1,549,457	$2,463,716	$522,612	$2,454	$617,523	$400,122	$568,693
Interest	24,463	3,291	25,809	13	4,331	1,139	1,490,929
Other	—	—	19	—	—	13	45
Total Income	1,573,920	2,467,007	548,440	2,467	621,854	401,274	2,059,667
EXPENSES
Advisory fees—Note 3(a)	759,341	962,430	525,672	4,164	1,165,981	80,522	403,224
Distribution fees—Note 3(b):
Class S	11,093	9,072	8,764	—	53,107	—	267
Administrative fees—Note 3(a)	25,780	37,277	19,021	141	39,586	3,787	15,618
Custodian fees	45,075	20,962	45,370	9,316	16,004	5,686	11,721
Interest expenses	198	—	—	—	—	50	—
Transfer agent fees and expenses—Note 3(d)	33,387	44,940	22,112	205	51,125	4,377	19,860
Prepaid expenses	25,767	48,880	21,842	568	36,655	3,960	15,636
Printing fees	23,725	19,575	24,680	9,228	52,150	11,170	13,290
Professional fees	33,948	46,183	29,143	5,099	52,687	8,278	20,617
Registration fees	—	992	—	—	—	992	992
Trustee fees—Note 3(e)	6,447	6,447	6,447	6,447	6,447	6,447	6,447
Miscellaneous	17,116	25,086	11,185	479	25,930	3,159	10,959
Total Expenses	981,877	1,221,844	714,236	35,647	1,499,672	128,428	518,631
Less, expense reimbursement—Note 3(a)	(32,811)	—	—	(30,506)	—	(6,851)	(22,717)
Net Expenses	949,066	1,221,844	714,236	5,141	1,499,672	121,577	495,914
NET INVESTMENT INCOME (LOSS)	624,854	1,245,163	(165,796)	(2,674)	(877,818)	279,697	1,563,753
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments	(2,141,232)	(16,632,061)	(22,571,206)	(203,047)	(21,747,681)	(2,715,993)	(14,487,994)
Net realized gain (loss) on foreign currency transactions	440	—	(3,636)	—	—	—	(561)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	34,071,808	54,412,825	48,597,566	384,753	73,446,665	4,686,670	24,288,638
Net realized and unrealized gain on investments, options and foreign currency	31,931,016	37,780,764	26,022,724	181,706	51,698,984	1,970,677	9,800,083
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,555,870	$39,025,927	$25,856,928	$179,032	$50,821,166	$2,250,374	$11,363,836
*Foreign withholding taxes	$31,901	$13,125	$10,549	$—	$3,510	$679	$29

See Notes to Financial Statements.

THE ALGER AMERICAN FUND

Statements of Changes in Net Assets

	American Capital Appreciation Portfolio		American LargeCap Growth Portfolio		American MidCap Growth Portfolio
	For the		For the		For the
	Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
	June 30, 2009	Year Ended	June 30, 2009	Year Ended	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008
Net investment income (loss)	$624,854	$355,975	$1,245,163	$2,262,223	$(165,796)	$(856,287)

Net realized loss on investments, options and foreign currency transactions	(2,140,792)	(112,505,508)	(16,632,061)	(91,328,146)	(22,574,842)	(108,911,074)

Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	34,071,808	(68,569,668)	54,412,825	(152,771,873)	48,597,566	(91,513,284)

Net increase (decrease) in net assets resulting from operations	32,555,870	(180,719,201)	39,025,927	(241,837,796)	25,856,928	(201,280,645)

Dividends and distributions to shareholders from:
Net investment income
Class O	—	—	(1,892,345)	(928,592)	—	(398,813)
Class S	—	—	(45,853)	—	—	—
Net realized gains
Class O	—	—	—	—	—	(82,828,139)
Class S	—	—	—	—	—	(4,538,846)

Total dividends and distributions to shareholders	—	—	(1,938,198)	(928,592)	—	(87,765,798)

Increase (decrease) from shares of beneficial interest transactions:
Class O	(15,901,420)	(59,522,403)	(17,983,916)	(58,041,661)	(4,324,023)	35,341,704
Class S	(1,008,036)	(2,796,744)	(736,901)	(1,014,606)	(707,543)	3,543,491

Net increase (decrease) from shares of beneficial interest transactions— Note 7	(16,909,456)	(62,319,147)	(18,720,817)	(59,056,267)	(5,031,566)	38,885,195
Total increase (decrease)	15,646,414	(243,038,348)	18,366,912	(301,822,655)	20,825,362	(250,161,248)
Net Assets:
Beginning of period	192,703,673	435,742,021	275,475,055	577,297,710	135,949,414	386,110,662
END OF PERIOD	$208,350,087	$192,703,673	$293,841,967	$275,475,055	$156,774,776	$135,949,414

Undistributed net investment income (accumulated loss)	$892,219	$267,365	$1,585,015	$2,278,051	$49,019	$214,815

See Notes to Financial Statements.

	American SMidCap Growth Portfolio		American SmallCap Growth Portfolio		American Income and Growth Portfolio		American Balanced Portfolio
	For the	For the	For the	For the	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008	June 30, 2009	December 31, 2008
	(Unaudited)	(Unaudited)	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$(2,674)	$(9,485)	$(877,818)	$(3,230,371)	$279,697	$860,313	$1,563,753	$3,892,935

Net realized loss on investments, options and foreign currency transactions	(203,047)	(496,729)	(21,747,681)	(48,253,723)	(2,715,993)	(6,510,028)	(14,488,555)	(16,508,210)

Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	384,753	(502,517)	73,446,665	(225,250,361)	4,686,670	(15,725,460)	24,288,638	(51,181,425)

Net increase (decrease) in net assets resulting from operations	179,032	(1,008,731)	50,821,166	(276,734,455)	2,250,374	(21,375,175)	11,363,836	(63,796,700)

Dividends and distributions to shareholders from:
Net investment income
Class O	—	—	—	—	(768,219)	(1,003,587)	(3,885,030)	(4,659,958)
Class S	—	—	—	—	—	—	(7,319)	—
Net realized gains
Class O	—	—	—	(5,641,392)	—	—	—	(22,191,368)
Class S	—	—	—	(969,387)	—	—	—	(30,168)

Total dividends and distributions to shareholders	—	—	—	(6,610,779)	(768,219)	(1,003,587)	(3,892,349)	(26,881,494)

Increase (decrease) from shares of beneficial interest transactions:
Class O	10,744	2,007,887	(12,803,636)	(68,785,440)	(938,354)	(10,226,737)	(7,990,729)	(14,784,128)
Class S	—	—	(3,181,867)	(10,401,031)	—	—	32,137	(32,877)

Net increase (decrease) from shares of beneficial interest transactions—Note 7	10,744	2,007,887	(15,985,503)	(79,186,471)	(938,354)	(10,226,737)	(7,958,592)	(14,817,005)
Total increase (decrease)	189,776	999,156	34,835,663	(362,531,705)	543,801	(32,605,499)	(487,105)	(105,495,199)
Net Assets:
Beginning of period	999,156	—	291,449,071	653,980,776	29,515,797	62,121,296	118,957,447	224,452,646
END OF PERIOD	$1,188,932	$999,156	$326,284,734	$291,449,071	$30,059,598	$29,515,797	$118,470,342	$118,957,447

Undistributed net investment income (accumulated loss)	$(2,674)	$—	$(877,818)	$—	$374,028	$862,550	$1,546,455	$3,875,051

THE ALGER AMERICAN FUND

Financial Highlights for a share outstanding throughout the period

ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO

	Class O
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	6/30/2009(i)	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$30.39	$55.39	$41.48	$34.78	$30.39	$28.09
Net investment income (loss)(ii)	0.11	0.05	(0.07)	(0.07)	(0.21)	(0.07)
Net realized and unrealized gain (loss) on investments	5.54	(25.05)	13.98	6.77	4.60	2.37
Total from investment operations	5.65	(25.00)	13.91	6.70	4.39	2.30
Net asset value, end of period	$36.04	$30.39	$55.39	$41.48	$34.78	$30.39
Total return	18.59%	(45.13)%	33.53%	19.26%	14.45%	8.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$198,514	$183,335	$414,959	$298,024	$298,410	$380,336
Ratio of gross expenses to average net assets	1.04%	0.95%	0.97%	0.98%	0.91%	0.97%
Ratio of expense reimbursements to average net assets	(0.04)%	(0.04)%	(0.04)%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.00%	0.91%	0.93%	0.98%	0.91%	0.97%
Ratio of net investment income to average net assets	0.71%	0.12%	(0.15)%	(0.19)%	(0.08)%	(0.14)%
Portfolio turnover rate	177.65%	317.72%	254.03%	245.58%	130.14%	182.41%

	Class S
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	6/30/2009(i)	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$29.86	$54.57	$40.97	$34.44	$30.17	$27.96
Net investment income (loss)(ii)	0.07	(0.05)	(0.16)	(0.17)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	5.44	(24.66)	13.76	6.70	4.35	2.25
Total from investment operations	5.51	(24.71)	13.60	6.53	4.27	2.21
Net asset value, end of period	$35.37	$29.86	$54.57	$40.97	$34.44	$30.17
Total return	18.45%	(45.28)%	33.20%	18.96%	14.15%	7.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,836	$9,369	$20,783	$23,845	$17,887	$13,772
Ratio of gross expenses to average net assets	1.29%	1.20%	1.22%	1.23%	1.16%	1.22%
Ratio of expense reimbursements to average net assets	(0.04)%	(0.04)%	(0.04)%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.25%	1.16%	1.18%	1.23%	1.16%	1.22%
Ratio of net investment income to average net assets	0.46%	(0.12)%	(0.34)%	(0.45)%	(0.33)%	(0.31)%
Portfolio turnover rate	177.65%	317.72%	254.03%	245.58%	130.14%	182.41%

(i)             Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)          Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

ALGER AMERICAN LARGECAP GROWTH PORTFOLIO

	Class O
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	6/30/2009(i)	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$26.48	$49.27	$41.22	$39.24	$35.12	$33.29
Net investment income(ii)	0.13	0.21	0.08	0.11	0.03	0.07
Net realized and unrealized gain (loss) on investments	3.95	(22.91)	8.12	1.92	4.17	1.76
Total from investment operations	4.08	(22.70)	8.20	2.03	4.20	1.83
Dividends from net investment income	(0.20)	(0.09)	(0.15)	(0.05)	(0.08)	—
Net asset value, end of period	$30.36	$26.48	$49.27	$41.22	$39.24	$35.12
Total return	15.45%	(46.15)%	19.94%	5.18%	12.00%	5.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$286,092	$267,928	$562,009	$613,742	$839,841	$1,028,652
Ratio of gross expenses to average net assets	0.90%	0.83%	0.83%	0.83%	0.81%	0.86%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	0.90%	0.83%	0.83%	0.83%	0.81%	0.86%
Ratio of net investment income to average net assets	0.94%	0.54%	0.17%	0.27%	0.10%	0.21%
Portfolio turnover rate	47.30%	181.23%	133.61%	337.35%	257.14%	194.25%

	Class S
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	6/30/2009(i)	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$26.23	$48.84	$40.87	$38.96	$34.92	$33.18
Net investment income (loss)(ii)	0.09	0.12	(0.04)	0.01	(0.06)	0.06
Net realized and unrealized gain (loss) on investments	3.91	(22.73)	8.06	1.90	4.14	1.68
Total from investment operations	4.01	(22.61)	8.02	1.91	4.08	1.74
Dividends from net investment income	(0.18)	—	(0.05)	—	(0.04)	—
Net asset value, end of period	$30.06	$26.23	$48.84	$40.87	$38.96	$34.92
Total return	15.31%	(46.30)%	19.63%	4.90%	11.71%	5.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,750	$7,547	$15,289	$14,634	$14,250	$9,323
Ratio of gross expenses to average net assets	1.15%	1.08%	1.08%	1.08%	1.05%	1.11%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.15%	1.08%	1.08%	1.08%	1.05%	1.11%
Ratio of net investment income to average net assets	0.68%	0.30%	(0.08)%	0.03%	(0.15)%	0.27%
Portfolio turnover rate	47.30%	181.23%	133.61%	337.35%	257.14%	194.25%

(i)             Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)          Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

	Class O
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	6/30/2009(i)	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$7.04	$23.62	$20.75	$21.90	$20.80	$18.40
Net investment loss(ii)	(0.01)	(0.05)	(0.07)	(0.09)	(0.31)	(0.11)
Net realized and unrealized gain (loss) on investments	1.42	(10.60)	6.07	2.08	2.22	2.51
Total from investment operations	1.41	(10.65)	6.00	1.99	1.91	2.40
Dividends from net investment income	—	(0.03)	—	—	—	—
Distributions from net realized gains	—	(5.90)	(3.13)	(3.14)	(0.81)	—
Net asset value, end of period	$8.45	$7.04	$23.62	$20.75	$21.90	$20.80
Total return	20.03%	(58.36)%	31.56%	10.14%	9.82%	13.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$149,074	$128,806	$367,970	$317,649	$369,157	$482,868
Ratio of gross expenses to average net assets	1.02%	0.92%	0.91%	0.91%	0.86%	0.92%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.02%	0.92%	0.91%	0.91%	0.86%	0.92%
Ratio of net investment income to average net assets	(0.21)%	(0.33)%	(0.33)%	(0.42)%	(0.45)%	(0.62)%
Portfolio turnover rate	168.19%	353.68%	242.84%	313.80%	226.14%	229.17%

	Class S
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	6/30/2009(i)	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$6.86	$23.21	$20.48	$21.70	$20.67	$18.33
Net investment loss(ii)	(0.02)	(0.08)	(0.12)	(0.14)	(0.07)	(0.15)
Net realized and unrealized gain (loss) on investments	1.38	(10.37)	5.98	2.06	1.91	2.49
Total from investment operations	1.36	(10.45)	5.86	1.92	1.84	2.34
Distributions from net realized gains	—	(5.90)	(3.13)	(3.14)	(0.81)	—
Net asset value, end of period	$8.22	$6.86	$23.21	$20.48	$21.70	$20.67
Total return	19.83%	(58.47)%	31.27%	9.89%	9.54%	12.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,701	$7,143	$18,141	$15,133	$10,810	$4,636
Ratio of gross expenses to average net assets	1.27%	1.17%	1.16%	1.17%	1.11%	1.17%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.27%	1.17%	1.16%	1.17%	1.11%	1.17%
Ratio of net investment income to average net assets	(0.46)%	(0.58)%	(0.57)%	(0.68)%	(0.70)%	(0.82)%
Portfolio turnover rate	168.19%	353.68%	242.84%	313.80%	226.14%	229.17%

(i)                  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)               Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND

Financial Highlights for a share outstanding throughout the period

ALGER AMERICAN SMIDCAP GROWTH PORTFOLIO

	Class O
		From 1/2/2008
	Six months	(commencement
	ended	of operations) to
	6/30/2009(i)	12/31/2008(ii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$4.97	$10.00
Net investment loss(iii)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	0.89	(4.98)
Total from investment operations	0.88	(5.03)
Net asset value, end of period	$5.85	$4.97
Total return	17.71%	(50.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,189	$999
Ratio of gross expenses to average net assets	6.94%	4.60%
Ratio of expense reimbursements to average net assets	(5.94)%	(3.60)%
Ratio of net expenses to average net assets	1.00%	1.00%
Ratio of net investment income to average net assets	(0.52)%	(0.64)%
Portfolio turnover rate	45.14%	77.82%

(i)                  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)               Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii)            Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

THE ALGER AMERICAN FUND

Financial Highlights for a share outstanding throughout the period

ALGER AMERICAN SMALLCAP GROWTH PORTFOLIO

	Class O
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	6/30/2009(i)	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$17.58	$33.32	$28.42	$23.68	$20.26	$17.38
Net investment loss(ii)	(0.05)	(0.17)	(0.21)	(0.16)	(0.20)	(0.27)
Net realized and unrealized gain (loss) on investments	3.34	(15.21)	5.11	4.90	3.62	3.15
Total from investment operations	3.29	(15.38)	4.90	4.74	3.42	2.88
Distributions from net realized gains	—	(0.36)	—	—	—	—
Net asset value, end of period	$20.87	$17.58	$33.32	$28.42	$23.68	$20.26
Total return	0.00%	(46.60)%	17.24%	20.02%	16.88%	16.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$278,868	$248,212	$558,654	$525,675	$509,855	$484,760
Ratio of gross expenses to average net assets	1.01%	0.92%	0.96%	0.93%	0.91%	0.97%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.01%	0.92%	0.96%	0.93%	0.91%	0.97%
Ratio of net investment income to average net assets	(0.57)%	(0.66)%	(0.66)%	(0.63)%	(0.43)%	(0.72)%
Portfolio turnover rate	48.98%	57.34%	65.96%	91.40%	97.11%	135.33%

	Class S
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	6/30/2009(i)	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$17.30	$32.86	$28.10	$23.47	$20.13	$17.31
Net investment loss(ii)	(0.07)	(0.23)	(0.29)	(0.23)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	3.27	(14.97)	5.05	4.86	3.40	2.90
Total from investment operations	3.20	(15.20)	4.76	4.63	3.34	2.82
Distributions from net realized gains	—	(0.36)	—	—	—	—
Net asset value, end of period	$20.50	$17.30	$32.86	$28.10	$23.47	$20.13
Total return	18.50%	(46.71)%	16.94%	19.73%	16.59%	16.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$47,417	$43,237	$95,327	$80,189	$42,168	$21,809
Ratio of gross expenses to average net assets	1.25%	1.17%	1.21%	1.18%	0.12%	1.22%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.25%	1.17%	1.21%	1.18%	1.15%	1.22%
Ratio of net investment income to average net assets	(0.82)%	(0.91)%	(0.91)%	(0.88)%	(0.67)%	(0.98)%
Portfolio turnover rate	48.98%	57.34%	65.96%	91.40%	97.11%	135.33%

(i)   Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO

	Class O
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	6/30/2009(i)	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$7.20	$12.12	$11.09	$10.28	$10.05	$9.37
Net investment income(ii)	0.07	0.19	0.18	0.08	0.13	0.10
Net realized and unrealized gain (loss) on investments	0.54	(4.90)	0.94	0.86	0.21	0.63
Total from investment operations	0.61	(4.71)	1.12	0.94	0.34	0.73
Dividends from net investment income	(0.20)	(0.21)	(0.09)	(0.13)	(0.11)	(0.05)
Net asset value, end of period	$7.61	$7.20	$12.12	$11.09	$10.28	$10.05
Total return	8.62%	(39.47)%	10.13%	9.31%	3.44%	7.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$30,060	$29,516	$62,121	$68,106	$76,770	$93,554
Ratio of gross expenses to average net assets	0.93%	0.84%	0.72%	0.91%	0.75%	0.78%
Ratio of expense reimbursements to average net assets	(0.05)%	(0.05)%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	0.88%	0.79%	0.72%	0.91%	0.75%	0.78%
Ratio of net investment income to average net assets	2.04%	1.86%	1.52%	0.77%	1.08%	0.97%
Portfolio turnover rate	30.22%	72.01%	83.10%	151.43%	103.93%	96.49%

(i)                  Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)               Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

ALGER AMERICAN BALANCED PORTFOLIO

	Class O
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	6/30/2009(i)	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$8.64	$14.61	$14.11	$14.44	$13.55	$13.16
Net investment income(ii)	0.12	0.26	0.26	0.24	0.20	0.19
Net realized and unrealized gain (loss) on investments	0.79	(4.35)	1.41	0.39	0.92	0.40
Total from investment operations	0.91	(4.09)	1.67	0.63	1.12	0.59
Dividends from net investment income	(0.31)	(0.33)	(0.31)	(0.22)	(0.23)	(0.20)
Distributions from net realized gains	—	(1.55)	(0.86)	(0.74)	—	—
Net asset value, end of period	$9.24	$8.64	$14.61	$14.11	$14.44	$13.55
Total return	10.68%	(31.76)%	12.37%	4.72%	8.42%	4.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$118,224	$118,759	$224,090	$254,579	$292,412	$309,744
Ratio of gross expenses to average net assets	0.91%	0.85%	0.84%	0.86%	0.81%	0.87%
Ratio of expense reimbursements to average net assets	(0.04)%	(0.04)%	(0.04)%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	0.87%	0.81%	0.80%	0.86%	0.81%	0.87%
Ratio of net investment income to average net assets	2.76%	2.19%	1.79%	1.71%	1.29%	1.41%
Portfolio turnover rate	67.08%	76.32%	103.77%	288.73%	218.77%	177.66%

	Class S
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	6/30/2009(i)	12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$9.43	$15.46	$14.30	$14.61	$13.71	$13.34
Net investment income(ii)	0.10	0.24	0.19	0.20	0.14	0.17
Net realized and unrealized gain (loss) on investments	0.85	(4.72)	1.83	0.40	0.96	0.39
Total from investment operations	0.95	(4.48)	2.02	0.60	1.10	0.56
Dividends from net investment income	(0.30)	—	—	(0.17)	(0.20)	(0.19)
Distributions from net realized gains	—	(1.55)	(0.86)	(0.74)	—	—
Net asset value, end of period	$10.08	$9.43	$15.46	$14.30	$14.61	$13.71
Total return	10.24%	(31.90)%	14.49%	4.46%	8.15%	4.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$246	$198	$363	$31,528	$43,583	$44,435
Ratio of gross expenses to average net assets	1.48%	1.10%	1.12%	1.11%	1.06%	1.12%
Ratio of expense reimbursements to average net assets	(0.04)%	(0.04)%	(0.04)%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.44%	1.06%	1.08%	1.11%	1.06%	1.12%
Ratio of net investment income to average net assets	2.19%	1.96%	1.48%	1.43%	1.05%	1.20%
Portfolio turnover rate	67.08%	76.32%	103.77%	288.73%	218.77%	177.66%

(i)   Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

See Notes to Financial Statements.

(This page has been intentionally left blank.)

THE ALGER AMERICAN FUND |

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger American Fund (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing seven series of shares of beneficial interest: the American Capital Appreciation Portfolio, American LargeCap Growth Portfolio, American MidCap Growth Portfolio, American SMidCap Growth Portfolio, American SmallCap Growth Portfolio, American Income and Growth Portfolio, and American Balanced Portfolio (collectively the “Portfolios” and individually “Portfolio”). The American Capital Appreciation Portfolio, American LargeCap Growth Portfolio, American MidCap Growth Portfolio, American SMidCap Growth Portfolio and American SmallCap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio’s primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a secondary objective. The American Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

Each Portfolio offers Class O and Class S shares except for the American Income and Growth Portfolio and American SMidCap Growth Portfolio which only offer Class O shares. Each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses.

Effective May 1, 2009, Alger American SmallCap and MidCap Growth Portfolio changed its name to Alger American SMidCap Growth Portfolio.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Portfolios are generally valued on each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available or for which the market quotations do not, in the opinion of the investment advisor, reflect the securities true values are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to closing prices to reflect what the investment advisor, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) Foreign Currency Transactions: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of

THE ALGER AMERICAN FUND |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statements of Operations.

(d) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. There were no options written for the six months ended June 30, 2009.

The Portfolios may also purchase put and call options. Purchasing call and put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(e) Lending of Portfolio Securities: The Portfolios may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets. The Portfolios earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. There were no securities on loan during the six months ended June 30, 2009.

(f) Dividends to Shareholders: Dividends payable to shareholders are recorded by each Portfolio on the ex-dividend date.

Dividends from net investment income are declared and paid annually. With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios’ distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the difference in tax treatment of net operating losses, premium/discount of debt securities, realized gain loss from foreign currency transactions, and realized gains from redemptions in kind, if any. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios’ capital accounts on a tax basis.

(g) Federal Income Taxes: It is the Portfolios’ policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

The Portfolios have adopted Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 requires the Portfolios to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. The Portfolios file income tax returns in the US Federal jurisdiction, as well as the New York State and New York City jurisdictions. Based upon their review of tax positions for the Portfolios’ open tax years of 2005-2008 in these jurisdictions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended June 30, 2009.

(h) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Portfolio are allocated among the Portfolio’s classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class S shares.

(i) Estimate: These financial statements have been prepared in accordance with U.S. generally accepted accounting principles,

THE ALGER AMERICAN FUND |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of results for the interim period presented. All such adjustments are of a normal recurring nature.

NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory and Administration Fees: Fees incurred by each Portfolio, pursuant to the provisions of the Fund’s Investment Advisory Agreement and Administration Agreement with Fred Alger Management, Inc. (“Alger Management”), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

	Advisory Fee	Administration Fee
American Capital Appreciation Portfolio	.810%	.0275%
American LargeCap Growth Portfolio	.710	.0275
American MidCap Growth Portfolio	.760	.0275
American SMidCap Growth	.810	.0275
American SmallCap Growth Portfolio	.810	.0275
American Income and Growth Portfolio	.585	.0275
American Balanced Portfolio	.710	.0275

As part of the settlement with the New York State Attorney General (see Note 8—Litigation) Alger Management has agreed to reduce its advisory fee to 0.67% for the American Balanced Portfolio, 0.535% for the American Income and Growth Portfolio and 0.775% for the American Capital Appreciation Portfolio for the period from December 1, 2006 through November 30, 2011.

Alger Management has voluntarily established an expense cap for the American SMidCap Growth Portfolio. Alger Management will reimburse the Portfolio if annualized operating expenses exceed 1.00% of average daily net assets. For the six month ended June 30, 2009, Alger Management reimbursed fees of the Portfolio totaling $30,506.

(b) Distribution Fees: Class S shares—The Fund has adopted a Distribution Plan pursuant to which Class S shares of each Portfolio pay Fred Alger & Company, Incorporated, the Fund’s distributor (the “Distributor”), a fee at the annual rate of .25% of the respective average daily net assets of the Class S shares of the designated Portfolio to compensate the Distributor for its activities and expenses incurred in distributing the Class S shares. The fees paid may be more or less than the expenses incurred by the Distributor.

(c) Brokerage Commissions: During the six months ended June 30, 2009, the American Capital Appreciation Portfolio, American LargeCap Growth Portfolio, American MidCap Growth Portfolio, American SMidCap Growth Portfolio, American SmallCap Growth Portfolio, American Income and Growth Portfolio, and American Balanced Portfolio paid the Distributor $574,147, $211,110, $391,353, $1,064, $270,179, $16,302 and $34,621, respectively, in connection with securities transactions.

(d) Shareholder Administrative Fees: The Fund has entered into a shareholder administrative service agreement with Alger Management to compensate Alger Management on a per account basis for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent for the Fund (“BFDS”) and other related services. During the six months ended June 30, 2009, the American Capital Appreciation Portfolio, American LargeCap Growth Portfolio, American MidCap Growth Portfolio, American SMidCap Growth Portfolio, American SmallCap Growth Portfolio, American Income and Growth Portfolio, and American Balanced Portfolio incurred fees of $124, $116, $123, $4, $122, $41, and $39 respectively, for these services provided by Alger Management which are included in transfer agent fees and expenses in the Statements of Operations.

(e) Other: Certain trustees and officers of the Fund are directors and officers of Alger Management and the Distributor. Each Portfolio pays each Trustee who is not affiliated with the Advisor or its affiliates $500 for each meeting attended, to a maximum of $2,000 per annum. The Chairman of the Board of Trustees receives an additional annual fee of $10,000 which is paid, pro rata, by all portfolios managed by Alger Management. Additionally, each member of the audit committee receives an additional $50 from each Portfolio for each audit committee meeting attended, to a maximum of $200 per annum.

NOTE 4 — Fair Value Measurements:

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable.

THE ALGER AMERICAN FUND |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Observable inputs are based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Portfolios’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value. Inputs for Level 1 include exchange listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments. The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolios’ investments carried at fair value:

DESCRIPTION	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger American Capital Appreciation Portfolio
Investments in securities	$210,526,732	$210,526,732	$—	$—
Total	$210,526,732	$210,526,732	$—	$—
Alger American LargeCap Growth Portfolio
Investments in securities	$293,700,751	$293,700,751	$—	$—
Total	$293,700,751	$293,700,751	$—	$—
Alger American MidCap Growth Portfolio
Investments in securities	$155,334,302	$153,190,312	$2,143,990	$—
Total	$155,334,302	$153,190,312	$2,143,990	$—
Alger American SMidCap Growth Portfolio
Investments in securities	$1,200,757	$1,200,757	$—	$—
Total	$1,200,757	$1,200,757	$—	$—
Alger American SmallCap Growth Portfolio
Investments in securities	$325,576,688	$325,576,688	$—	$—
Total	$325,576,688	$325,576,688	$—	$—
Alger American Income and Growth Portfolio
Investments in securities	$30,079,428	$29,697,497	$381,931	$—
Total	$30,079,428	$29,697,497	$381,931	$—
Alger American Balanced Portfolio
Investments in securities	$117,831,128	$64,639,121	$53,192,007	$—
Total	$117,831,128	$64,639,121	$53,192,007	$—

NOTE 5 — Securities Transactions:

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 2009, were as follows:

	PURCHASES	SALES
American Capital Appreciation Portfolio	$325,779,724	$327,093,421
American LargeCap Growth Portfolio	125,594,688	123,496,148
American MidCap Growth Portfolio	225,452,491	229,890,860
American SMidCap Growth Portfolio	505,342	452,764
American SmallCap Growth Portfolio	135,731,446	135,860,570
American Income and Growth Portfolio	8,184,991	8,668,366
American Balanced Portfolio	74,466,024	81,060,574

THE ALGER AMERICAN FUND |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 6 — Borrowing:

The Portfolios may borrow from their custodian on an uncommitted basis. For the six months ended June 30, 2009, the Portfolios had the following borrowings:

	AVERAGE	WEIGHTED AVERAGE
	BORROWING	INTEREST RATE
American Capital Appreciation Portfolio	$23,894	3.80%
American Income and Growth Portfolio	5,622	3.06
American Balanced Portfolio	19,006	3.52

NOTE 7 — Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are divided into seven series. During the six months ended June 30, 2009 and the year ended December 31, 2008, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	JUNE 30, 2009		DECEMBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO
Class O:
Shares sold	323,508	$10,155,184	943,508	$43,208,599
Shares redeemed	(847,882)	(26,056,604)	(2,402,630)	(102,731,002)
Net decrease	(524,374)	$(15,901,420)	(1,459,122)	$(59,522,403)
Class S:
Shares sold	27,136	$885,299	89,652	$3,940,202
Shares redeemed	(62,789)	(1,893,335)	(156,788)	(6,736,946)
Net decrease	(35,653)	$(1,008,036)	(67,136)	$(2,796,744)

ALGER AMERICAN LARGECAP GROWTH PORTFOLIO
Class O:
Shares sold	323,163	$9,031,333	1,222,151	$42,011,145
Dividends reinvested	65,684	1,892,345	20,169	928,592
Shares redeemed	(1,085,393)	(28,907,594)	(2,529,148)	(100,981,398)
Net decrease	(696,546)	$(17,983,916)	(1,286,828)	$(58,041,661)
Class S:
Shares sold	18,156	$503,125	75,449	$2,398,552
Dividends reinvested	1,606	45,853	—	—
Shares redeemed	(49,686)	(1,285,879)	(100,746)	(3,413,158)
Net decrease	(29,924)	$(736,901)	(25,297)	$(1,014,606)

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Class O:
Shares sold	1,562,272	$11,810,054	2,766,354	$37,739,388
Dividends reinvested	—	—	5,578,214	83,226,952
Shares redeemed	(2,224,636)	(16,134,077)	(5,617,654)	(85,624,636)
Net increase (decrease)	(662,364)	$(4,324,023)	2,726,914	$35,341,704
Class S:
Shares sold	56,137	$405,260	161,671	$1,844,043
Dividends reinvested	—	—	311,734	4,538,846
Shares redeemed	(161,404)	(1,112,803)	(213,414)	(2,839,398)
Net increase (decrease)	(105,267)	$(707,543)	259,991	$3,543,491

ALGER AMERICAN SMIDCAP GROWTH PORTFOLIO
Class O:
Shares sold	4,101	$11,003	201,167	$2,008,072
Shares redeemed	(100)	(259)	(29)	(185)
Net increase	4,001	$10,744	201,138	$2,007,887

THE ALGER AMERICAN FUND |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	JUNE 30, 2009		DECEMBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER AMERICAN SMALLCAP GROWTH PORTFOLIO
Class O:
Shares sold	429,651	$7,946,610	922,473	$23,776,473
Dividends reinvested	—	—	190,716	5,641,392
Shares redeemed	(1,179,936)	(20,750,246)	(3,765,425)	(98,203,305)
Net decrease	(750,285)	$(12,803,636)	(2,652,236)	$(68,785,440)
Class S:
Shares sold	27,962	$493,647	74,824	$1,684,864
Dividends reinvested	—	—	33,255	969,387
Shares redeemed	(214,537)	(3,675,514)	(509,307)	(13,055,282)
Net decrease	(186,575)	$(3,181,867)	(401,228)	$(10,401,031)

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
Class O:
Shares sold	414,100	$1,076,813	205,647	$1,984,919
Dividends reinvested	107,143	768,219	88,892	1,003,587
Shares redeemed	(818,940)	(2,783,386)	(1,319,797)	(13,215,243)
Net decrease	(297,697)	$(938,354)	(1,025,258)	$(10,226,737)

ALGER AMERICAN BALANCED PORTFOLIO
Class O:
Shares sold	385,289	$3,355,480	719,749	$8,700,463
Dividends reinvested	438,986	3,885,030	2,204,542	26,851,326
Shares redeemed	(1,764,070)	(15,231,239)	(4,521,385)	(50,335,917)
Net decrease	(939,795)	$(7,990,729)	(1,597,094)	$(14,784,128)
Class S:
Shares sold	4,947	$46,643	5,905	$86,175
Dividends reinvested	759	7,319	2,268	30,168
Shares redeemed	(2,375)	(21,825)	(10,551)	(149,220)
Net increase (decrease)	3,331	$32,137	(2,378)	$(32,877)

NOTE 8 — Tax Character of Distributions to Shareholders:

The tax character of distributions paid during the six months ended June 30, 2009 and the year ended December 31, 2008 was as follows:

	SIX MONTHS ENDED	YEAR ENDED
	June 30, 2009	December 31, 2008
American Capital Appreciation Portfolio
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—

American LargeCap Growth Portfolio
Distributions paid from:
Ordinary Income	$1,938,198	$928,592
Long-term capital gain	—	—
Total distributions paid	$1,938,198	$928,592

American MidCap Growth Portfolio
Distributions paid from:
Ordinary Income	—	77,440,191
Long-term capital gain	—	10,325,607
Total distributions paid	—	$87,765,798

American SMidCap Growth Portfolio
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—

THE ALGER AMERICAN FUND |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	SIX MONTHS ENDED	YEAR ENDED
	June 30, 2009	December 31, 2008
American SmallCap Growth Portfolio
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	6,610,779
Total distributions paid	—	$6,610,779

American Income and Growth Portfolio
Distributions paid from:
Ordinary Income	768,219	1,003,587
Long-term capital gain	—	—
Total distributions paid	$768,219	$1,003,587

American Balanced Portfolio
Distributions paid from:
Ordinary Income	3,892,349	24,371,251
Long-term capital gain	—	2,510,243
Total distributions paid	$3,892,349	$26,881,494

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

AMERICAN CAPITAL APPRECIATION PORTFOLIO
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation (depreciation)	$(47,893,438)

AMERICAN LARGECAP GROWTH PORTFOLIO
Undistributed ordinary income	$2,278,051
Undistributed long-term gain	—
Unrealized appreciation (depreciation)	$(95,542,588)

AMERICAN MIDCAP GROWTH PORTFOLIO
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation (depreciation)	$(68,289,853)

AMERICAN SMIDCAP GROWTH PORTFOLIO
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation (depreciation)	$(508,298)

AMERICAN SMALLCAP GROWTH PORTFOLIO
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation (depreciation)	$(97,840,360)

AMERICAN INCOME AND GROWTH PORTFOLIO
Undistributed ordinary income	$822,373
Undistributed long-term gain	—
Unrealized appreciation (depreciation)	$(12,963,509)

AMERICAN BALANCED PORTFOLIO
Undistributed ordinary income	$3,921,626
Undistributed long-term gain	—
Unrealized appreciation (depreciation)	$(39,128,380)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales and straddles, the tax treatment of premium/discount on debt securities, realization of unrealized appreciation of Passive Foreign Investment Companies and return of capital from Real Estate Investment Trust investments.

At December 31, 2008, the Portfolios, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

THE ALGER AMERICAN FUND |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	EXPIRATION DATE
	2010	2011	2016	TOTAL
American Capital Appreciation Portfolio	$52,924	—	$56,264,591	$56,317,515
American LargeCap Growth Portfolio	197,581,667	$31,134,918	32,531,363	261,247,948
American MidCap Growth Portfolio	—	—	56,196,998	56,196,998
American SMidCap Growth Portfolio	—	—	341,116	341,116
American SmallCap Growth Portfolio	—	—	22,354,958	22,354,958
American Income and Growth Portfolio	17,026,081	5,270,882	3,685,072	25,982,035
American Balanced Portfolio	—	—	5,023,751	5,023,751

NOTE 9 — Litigation:

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading.” On October 11, 2006, the Manager, the Distributor and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General (“NYAG”). On January 18, 2007, the Securities and Exchange Commission (the “SEC”) approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

On August 31, 2005, the West Virginia Securities Commissioner (the “WVSC”), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the “WVUSA”), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager (the “Alger Mutual Funds”), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the Alger-related class and derivative suits were settled in principle, but such settlement remains subject to court approval.

NOTE 10 — Subsequent Event:

Each Portfolio has evaluated events that have occurred after June 30, 2009 but before August 13, 2009, the date that these financial statements were issued. No such events have been identified which require recognition as of June 30, 2009.

Subsequent to June 30, 2009, the American LargeCap Growth Portfolio received a litigation settlement from Tyco International, Ltd. (“Tyco”) relating to significant fraud by Tyco and a number of its senior officers during the late 1990s and early 2000s. The American LargeCap Growth Portfolio received $14,442,251 after June 30, 2009, which is not included in the Portfolio’s net assets as of June 30, 2009.

THE ALGER AMERICAN FUND |

ADDITIONAL INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of a Portfolio, you incur two types of costs: transaction costs, if applicable; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting January 1, 2009 and ending June 30, 2009.

Actual Expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or deduction of insurance charges against assets or annuities. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Ratio of Expenses to
		Beginning	Ending	Expenses Paid During the	Average Net Assets For
		Account Value	Account Value	Six Months Ended	the Six Months Ended
		January 1, 2009	June 30, 2009	June 30, 2009(a)	June 30, 2009(b)
ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO
Class O	Actual	$1,000.00	$1,185.90	$5.51	1.00%
	Hypothetical(c)	1,000.00	1,020.16	5.09	1.00
Class S	Actual	1,000.00	1,184.50	6.88	1.25
	Hypothetical(c)	1,000.00	1,018.90	6.36	1.25
ALGER AMERICAN LARGECAP GROWTH PORTFOLIO
Class O	Actual	$1,000.00	$1,154.50	$4.89	0.90%
	Hypothetical(c)	1,000.00	1,020.67	4.58	0.90
Class S	Actual	1,000.00	1,153.10	6.24	1.15
	Hypothetical(c)	1,000.00	1,019.41	5.85	1.15
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Class O	Actual	$1,000.00	$1,200.30	$5.66	1.02%
	Hypothetical(c)	1,000.00	1,020.06	5.19	1.02
Class S	Actual	1,000.00	1,198.30	7.04	1.27
	Hypothetical(c)	1,000.00	1,018.80	6.46	1.27
ALGER AMERICAN SMIDCAP GROWTH PORTFOLIO
Class O	Actual	$1,000.00	$1,177.10	$5.49	1.00%
	Hypothetical(c)	1,000.00	1,020.16	5.09	1.00
ALGER AMERICAN SMALLCAP GROWTH PORTFOLIO
Class O	Actual	$1,000.00	$1,187.10	$5.57	1.01%
	Hypothetical(c)	1,000.00	1,020.11	5.14	1.01
Class S	Actual	1,000.00	1,185.00	6.88	1.25
	Hypothetical(c)	1,000.00	1,018.90	6.36	1.25

THE ALGER AMERICAN FUND |

ADDITIONAL INFORMATION (Unaudited)

					Ratio of Expenses to
		Beginning	Ending	Expenses Paid During the	Average Net Assets For
		Account Value	Account Value	Six Months Ended	the Six Months Ended
		January 1, 2009	June 30, 2009	June 30, 2009(a)	June 30, 2009(b)
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
Class O	Actual	$1,000.00	$1,086.20	$4.63	0.88%
	Hypothetical(c)	1,000.00	1,020.77	4.48	0.88
ALGER AMERICAN BALANCED PORTFOLIO
Class O	Actual	$1,000.00	$1,106.80	$4.62	0.87%
	Hypothetical(c)	1,000.00	1,020.82	4.43	0.87
Class S	Actual	1,000.00	1,102.40	7.63	1.44
	Hypothetical(c)	1,000.00	1,017.95	7.32	1.44

(a)       Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)       Annualized

(c)        5% annual return before expenses.

THE ALGER AMERICAN FUND |

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Fund’s website at http://www.alger.com or on the SEC’s website at http://www.sec.gov

Fund Holdings

The Portfolios’ most recent month end portfolio holdings are available approximately sixty days after month end on the Fund’s website at www.alger.com. The Portfolios also file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 992-3863.

Change in Independent Registered Public Accounting Firm

On May 12, 2009, Deloitte & Touche LLP was selected as each Portfolio’s independent registered public accounting firm for the 2009 fiscal year. The Audit Committee of the Board of Trustees, along with a majority of each Portfolio’s Board of Trustees, including a majority of the Independent Directors, approved the appointment of Deloitte & Touche LLP. The predecessor independent registered public accounting firm’s report on the Portfolio’s financial statements for the year ended December 31, 2008 and the year ended December 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through May 12, 2009, the day the predecessor independent registered public accounting firm resigned, there were no disagreements between the Portfolios and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or audit scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

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THE ALGER AMERICAN FUND

111 Fifth Avenue

New York, NY 10003

(800) 992-3862

www.alger.com

Investment Advisor

Fred Alger Management, Inc.

111 Fifth Avenue

New York, NY 10003

Distributor

Fred Alger & Company, Incorporated

111 Fifth Avenue

New York, NY 10003

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.

P.O. Box 8480

Boston, MA 02266

This report is submitted for the general information of the shareholders of The Alger American Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust’s investment policies, fees and expenses as well as other pertinent information.

ITEM 2.  Code of Ethics.

Not applicable.

ITEM 3.  Audit Committee Financial Expert.

Not applicable.

ITEM 4.  Principal Accountant Fees and Services.

Not applicable.

ITEM 5.  Audit Committee of Listed Registrants.

Not applicable.

ITEM 6.  Investments.

Not applicable.

ITEM 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

ITEM 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

ITEM 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  Exhibits.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger American Fund

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: August 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: August 4, 2009

By:	/s/Michael D. Martins

Michael D. Martins

Treasurer

Date: August 4, 2009